SEMI-ANNUAL REPORT

August 31, 2002                                                       ING PRIME
                                                                      RATE TRUST



                                                                     [LION LOGO]
                                                                      ING FUNDS

                              ING Prime Rate Trust


                               SEMI-ANNUAL REPORT

                                 August 31, 2002

                                   --------

                                Table of Contents


Portfolio Managers' Report ................................................    2
Statistics and Performance ................................................    6
Additional Notes and information ..........................................    9
Portfolio of Investments ..................................................   11
Statement of Assets and Liabilities .......................................   30
Statement of Operations ...................................................   31
Statements of Changes in Net Assets .......................................   32
Statement of Cash Flows ...................................................   33
Financial Highlights ......................................................   34
Notes to Financial Statements .............................................   36
Trustee and Officer Information ...........................................   43

                                   --------

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

We are pleased to present the August 31, 2002 Semi-Annual report for the ING Prime Rate Trust.

ING Prime Rate Trust (the "Trust") invests in a diversified portfolio of non-investment grade senior floating rate loans made primarily to U.S. based corporations. During the six months ended August 31, 2002, the Trust paid its 172nd consecutive dividend.

PERFORMANCE OF THE TRUST

Based on $0.11 of dividends declared to common shareholders during the quarter and the average month-end net asset value ("NAV") per share of $6.94, the Trust's annualized distribution rate was 6.34%(1) for the quarter ended August 31, 2002, improved slightly from 6.09% for the three-month period ended May 31, 2002.

During a very challenging and volatile quarter, the Trust posted a total return (based on NAV) of -4.46%, as compared to the Lipper Rankings for Loan Participation Funds which showed an average of -2.97%(2), placing the Trust in the third quartile of its peer group according to Lipper. In general, the performance of all loan participation funds has been negatively impacted by a confluence of factors, including the continued slow downward grind in bid levels for most actively traded loans (largely traceable to dramatic movements in the high yield bond and equity markets), a pronounced decline in value across the more troubled sectors (heavy cyclicals, energy and anything remotely related to telecommunications), and credit challenges stemming from a seemingly endless flow of negative news emanating from corporate boardrooms. Nonetheless, although the third quarter was a difficult time in the loan market, there is no question our market has performed well during 2002 relative to high-yield bonds and equities. As reference, the S&P 500 Index was down 29% during the first three quarters of the year while the Merrill Lynch U.S High-Yield Master II Index suffered a loss in excess of 8%. For the six-month period ended August 31, 2002, the S&P 500 Index and the Merrill Lynch U.S. High-Yield Master II Index were down 17% and 6%, respectively. We continue to strive to position the Trust to withstand the continued volatility in the capital markets.

Specific to the Trust, in addition to the factors noted above, the two most significant contributors to the most recent quarterly performance were 1) the ongoing deterioration in value across the wireless telecommunications sector, and 2) dramatically lower recoveries on a handful of existing non-performing credits, particularly on several of the Trust's older, illiquid positions. Although the Trust did benefit from continued strength in several key industry groups (e.g., healthcare, beverage & food), those benefits were more than offset by the continued downward thrust in wireless telecom. With little exception, wireless and related credits continue to suffer from a pronounced lack of bid support, even in the face of, in some cases, apparent financial and operational stabilization. An optimistic view would argue the Trust's telecom holdings are approaching a valuation trough, thereby reducing potential future downside risk. In such a scenario, given the senior position of the Trust's holdings in virtually all of these capital structures, we would expect to see modest recoveries in these positions over time. Any systemic recovery, however, would be subject to tangible evidence supporting fundamental improvement in the sector and the return of investor confidence. At this point, both appear rather elusive.

LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of August 31, 2002, the Trust had $662 million of borrowings outstanding, consisting of $450 million of "aaa/AAA" rated cumulative auction rate preferred shares, and $212 million under $540 million in credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 41.3% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter ended August 31, 2002 was 1.86%.

OUTLOOK

Needless to say, the overall tone to the loan market at large remains cautious at best, as investors and issuers alike grapple with the prospects and consequences of a double-dip recession and potential military engagement in the Middle East. There is no doubt our market will continue to mirror, to some extent, the rollercoaster-like tendencies of the equity and bond markets over the near term. Specific catalysts to loan market performance may continue to be the sustainability of a very recent pick-up in M&A activity (which drives a good portion of new loan supply) and of course, macro, sector and issue-specific credit developments. In the interim, we will remain in a defensive posture while attempting to take advantage of selective accretive buying opportunities.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman


Jeffrey A. Bakalar                      Daniel A. Norman
SENIOR VICE PRESIDENT                   SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER             CO-SENIOR PORTFOLIO MANAGER


ING Prime Rate Trust
October 10, 2002

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Lipper, Inc. rankings are based on average annual total returns, not including sales charges, among 43 Loan Participation Funds.


PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

--------------------------------------------------------------------------------
INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

































                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of August 31, 2002
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

Net Assets                                                          $934,298,225
Assets Invested in Senior Loans*                                  $1,523,311,527
Total Number of Senior Loans                                                 266
Average Amount Outstanding per Loan                                   $5,726,735
Total Number of Industries                                                    35
Average Loan Amount per Industry                                     $43,523,186
Portfolio Turnover Rate (YTD)                                                30%
Weighted Average Days to Interest Rate Reset                             48 days
Average Loan Final Maturity                                            51 months
Total Leverage as a Percentage of Total Assets
(including Preferred Shares)                                               41.3%

----------
* INCLUDES LOANS AND OTHER DEBT RECEIVED THROUGH RESTRUCTURINGS


                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Cable Television                                          11.8%         6.9%
Healthcare, Education and Childcare                       11.4%         6.6%
Cellular Communications                                   10.7%         6.3%
Lodging                                                    9.9%         5.8%
Containers, Packaging and Glass                            9.5%         5.6%
Leisure, Amusement, Motion Pictures and Entertainment      9.1%         5.3%
Automobile                                                 8.1%         4.7%
Beverage, Food and Tobacco                                 6.8%         4.0%
Chemicals, Plastics and Rubber                             6.7%         3.9%
Retail Stores                                              6.3%         3.7%

                    TOP TEN SENIOR LOANS AS A PERCENTAGE OF:

                                                       NET ASSETS   TOTAL ASSETS
                                                       ----------   ------------
Nextel Finance Company                                     5.5%         3.2%
Charter Communications Operating LLC                       4.5%         2.6%
SC International Services                                  2.5%         1.5%
Wyndham International, Inc.                                2.4%         1.4%
SPX Corporation                                            2.4%         1.4%
Lodgian Financing Corporation                              2.0%         1.2%
Safelite Glass Corporation                                 2.0%         1.2%
Dean Foods Corporation                                     1.8%         1.1%
Mandalay Resort Group                                      1.8%         1.1%
Fitness Holding Worldwide, Inc.                            1.8%         1.1%

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE as of August 31, 2002
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES

                                                                    AVERAGE            AVERAGE
                                      (NAV)         (NAV)          ANNUALIZED         ANNUALIZED
                       PRIME        30-DAY SEC    30-DAY SEC      DISTRIBUTION       DISTRIBUTION
QUARTER-ENDED           RATE         YIELD(A)      YIELD(A)      RATE AT NAV(B)     RATE AT MKT(B)
-------------           ----         --------      --------      --------------     --------------
August 31, 2002         4.75%         7.39%          8.53%            6.34%              7.33%
May 31, 2002            4.75%         7.32%          7.94%            6.09%              6.52%
February 28, 2002       4.75%         7.26%          7.73%            6.80%              7.31%
November 30, 2001       5.00%         8.33%          9.26%            7.48%              8.23%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                     NAV              MKT
                                                     ---              ---
1 Year                                              -4.40%          -15.47%
3 Years                                             -0.71%           -5.98%
5 Years                                              2.46%           -1.87%
10 Years                                             5.14%            3.82%
Since Trust Inception F,H                            6.34%             N/A
Since Initial Trading on NYSE G                       N/A             4.29%

----------
ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS(C,D,E)

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                      See performance footnotes on page 8.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATISTICS AND PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows common shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers Trust common shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2002 DIVIDENDS:

            DECLARATION DATE        EX-DATE         PAYABLE DATE
            ----------------        -------         ------------
            January 31              February 7      February 25
            February 28             March 7         March 22
            March 28                April 8         April 22
            April 30                May 8           May 22
            May 31                  June 6          June 24
            June 28                 July 8          July 22
            July 31                 August 8        August 22
            August 30               September 6     September 23
            September 30            October 8       October 22
            October 31              November 7      November 22
            November 29             December 6      December 23
            December 20             December 27     January 13, 2003

            RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. On November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its CUSIP number became 72146W103. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its CUSIP number was 720906106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

SENIOR LOANS

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 5.2%
                     AEROSTRUCTURES CORPORATION                        NR       BB-
    $  1,674,485     Term Loan, maturing May 9, 2003                                  $    1,666,112
                     ALLIANT TECHSYSTEMS, INC.                        Ba2       BB-
       2,992,500     Term Loan, maturing April 20, 2009                                    3,008,210
                     AVBORNE, INC.                                     NR       NR
       9,853,907     Term Loan, maturing June 30, 2005(3)                                  1,125,774
                     DRS TECHNOLOGIES, INC.                           Ba3       BB-
       1,985,000     Term Loan, maturing September 30, 2008                                1,999,060
                     ERICKSON AIR-CRANE COMPANY, LLC                   NR       NR
       8,203,692     Term Loan, maturing December 31, 2004                                 8,064,605
                     NEW PIPER AIRCRAFT, INC.                          NR       NR
       8,506,357     Term Loan, maturing April 15, 2005                                    8,400,027
                     PIEDMONT AVIATION SERVICES                        NR       NR
       6,209,887     Term Loan, maturing July 23, 2006                                     6,147,788
       6,209,887     Term Loan, maturing July 23, 2007                                     6,147,788
                     TITAN CORPORATION                                Ba3       BB-
       3,000,000     Term Loan, maturing June 30, 2009                                     3,010,782
                     TRANSDIGM HOLDING CORPORATION                     B1       B+
         446,103     Term Loan, maturing May 15, 2006                                        446,011
       1,152,035     Term Loan, maturing May 15, 2007                                      1,151,795
                     TRANSTAR METALS, INC.                             NR       NR
      14,866,071     Term Loan, maturing December 31, 2005(3)                              2,973,214
                     UNITED DEFENSE INDUSTRIES, INC.                  Ba3       BB-
       4,053,734     Term Loan, maturing August 13, 2009                                   4,059,814
                                                                                      --------------
                                                                                          48,200,980
                                                                                      --------------
AUTOMOBILE: 8.1%
                     AFTERMARKET TECHNOLOGY CORPORATION               Ba2       BB-
       1,995,000     Term Loan, maturing February 8, 2008                                  1,999,156
                     AMERICAN AXLE & MANUFACTURING, INC.              Ba2       BB
       2,456,595     Term Loan, maturing April 30, 2006                                    2,458,514
                     BREED TECHNOLOGIES, INC.                          NR       NR
       1,140,679     Term Loan, maturing December 20, 2004                                 1,077,942
                     CAPITAL TOOL & DESIGN, LTD.                       NR       NR
       8,963,265     Term Loan, maturing May 31, 2003                                      8,797,216
                     COLLINS & AIKMAN PRODUCTS                        Ba3       BB-
       2,985,000     Term Loan, maturing December 31, 2005                                 2,987,131
                     DURA OPERATING CORPORATION                       Ba3       BB
       3,200,000     Term Loan, maturing December 31, 2008                                 3,216,000
                     EXIDE TECHNOLOGIES(2)                             NR       D
         371,195     Revolving Loan, maturing December 18, 2003(3)                           215,293
       1,612,012     Term Loan, maturing December 18, 2003(3)                                934,967
       3,227,260     Term Loan, maturing March 18, 2005(3)                                 1,882,299
                     FORD MOTOR CREDIT COMPANY                         A3       BBB+
      15,000,000     Floating Rate Note, maturing October 25, 2004                        14,362,290

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
AUTOMOBILE (CONTINUED)
                     HAYES LEMMERZ INTERNATIONAL, INC.(2)             Caa2       NR
    $  3,478,750     Term Loan, maturing December 31, 2005(3)                         $    3,052,603
                     METALDYNE COMPANY, LLC                           B1        BB-
       4,000,000     Term Loan, maturing December 31, 2009                                 3,923,332
                     POLYPORE, INC.                                   Ba3        B+
       5,486,250     Term Loan, maturing December 31, 2007                                 5,503,395
                     SAFELITE GLASS CORPORATION                        B3        B+
      19,087,138     Term Loan, maturing September 30, 2007                               18,609,960
                     STONERIDGE, INC.                                 Ba3        BB
       1,995,000     Term Loan, maturing April 30, 2008                                    1,997,494
                     TENNECO AUTOMOTIVE, INC.                          B2        B
       2,489,943     Term Loan, maturing November 4, 2007                                  2,328,789
       2,489,943     Term Loan, maturing May 4, 2008                                       2,328,789
                                                                                      --------------
                                                                                          75,675,170
                                                                                      --------------
BANKING: 1.3%
                     OUTSOURCING SOLUTIONS, INC.                       B2        B
      12,055,854     Term Loan, maturing December 10, 2006                                11,769,528
                                                                                      --------------
                                                                                          11,769,528
                                                                                      --------------
BEVERAGE, FOOD AND TOBACCO: 6.8%
                     AGRILINK FOODS, INC.                             Ba3       B+
       4,500,000     Term Loan, maturing June 30, 2008                                     4,511,250
                     AURORA FOODS, INC.                                B2       B-
       1,657,143     Revolving Loan, maturing June 30, 2005                                1,492,257
       4,450,091     Term Loan, maturing June 30, 2005                                     4,127,460
                     COTT BEVERAGES, INC.                             Ba3       BB
       1,893,109     Term Loan, maturing December 31, 2006                                 1,900,997
                     CP KELCO APS                                      B3       B+
       4,585,563     Term Loan, maturing March 31, 2008                                    4,130,809
       1,527,683     Term Loan, maturing September 30, 2008                                1,375,679
                     DEAN FOODS COMPANY                               Ba2       BB+
      16,957,500     Term Loan, maturing July 15, 2008                                    17,025,805
                     EMPIRE KOSHER POULTRY, INC.                       NR        NR
      13,545,000     Term Loan, maturing July 31, 2004(3)                                  8,262,450
                     FLEMING COMPANIES, INC.                          Ba2       BB+
         654,545     Revolving Loan, maturing June 18, 2007                                  628,364
       5,000,000     Term Loan, maturing June 19, 2008                                     4,955,210
                     FLOWERS FOODS, INC.                              Ba2       BBB-
       2,475,000     Term Loan, maturing March 26, 2007                                    2,489,954
                     INTERSTATE BRANDS CORPORATION                    Ba1       BBB-
       3,970,000     Term Loan, maturing July 19, 2007                                     3,985,763
                     MAFCO WORLDWIDE CORPORATION                       B1        B
       3,198,844     Term Loan, maturing March 31, 2006                                    3,166,856
                     NATIONAL DAIRY HOLDINGS, L.P.                    Ba2       BB+
         997,500     Term Loan, maturing April 29, 2009                                    1,001,657

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                     NUTRASWEET ACQUISITION CORPORATION               Ba3       NR
    $    765,213     Term Loan, maturing May 25, 2007                                 $      767,127
                     PABST BREWING COMPANY                             NR      CCC
       1,448,868     Term Loan, maturing April 27, 2003                                    1,438,907
                     SOUTHERN WINE & SPIRITS OF AMERICA, INC.         Ba3      BBB-
       2,000,000     Term Loan, maturing July 2, 2008                                      2,004,375
                                                                                      --------------
                                                                                          63,264,920
                                                                                      --------------
BUILDINGS AND REAL ESTATE: 3.6%
                     ASSOCIATED MATERIALS, INC.                       Ba3      BB-
         772,000     Term Loan, maturing April 19, 2009                                      776,343
                     HQ GLOBAL WORKPLACES, INC.(2)                     NR       NR
       3,865,243     Term Loan, maturing November 6, 2005(3)                               2,744,323
                     JDN REALTY CORPORATION                           Ba3      BB-
      10,000,000     Term Loan, maturing December 31, 2002                                10,025,000
                     MACERICH PARTNERSHIP, L.P.                       Ba2       NR
       4,500,000     Term Loan, maturing January 26, 2003                                  4,477,500
       6,000,000     Term Loan, maturing July 26, 2005                                     5,970,000
                     NATIONAL GOLF OPERATING PARTNERSHIP, L.P.         NR       NR
       7,284,629     Term Loan, maturing March 31, 2003                                    7,175,360
                     U.S. AGGREGATES, INC.(2)                          NR       NR
       1,555,139     Term Loan, maturing March 31, 2006(3)                                   388,073
                     VENTAS REALTY, L.P.                               NR      BB-
       2,000,000     Term Loan, maturing April 17, 2007                                    2,005,000
                                                                                      --------------
                                                                                          33,561,599
                                                                                      --------------
CABLE TELEVISION: 11.8%
                     CC VI OPERATING, LLC                             Ba3       B+
       8,000,000     Term Loan, maturing November 12, 2008                                 6,737,144
                     CC VIII OPERATING, LLC                           Ba3      BB-
       4,477,500     Term Loan, maturing February 2, 2008                                  3,805,875
                     CENTURY CABLE HOLDINGS, LLC(2)                   Caa1      D
      11,000,000     Term Loan, maturing June 30, 2009                                     7,768,750
       5,000,000     Term Loan, maturing December 31, 2009                                 3,534,375
                     CHARTER COMMUNICATIONS OPERATING, LLC            Ba3       BB
      28,983,609     Term Loan, maturing March 18, 2008                                   25,070,822
      19,950,000     Term Loan, maturing September 18, 2008                               17,238,057
                     FRONTIERVISION OPERATING PARTNERS, L.P.(2)        B2       D
       2,593,939     Revolving Loan, maturing October 31, 2005                             2,146,485
                     INSIGHT MIDWEST HOLDINGS, LLC                    Ba3      BB+
      14,500,000     Term Loan, maturing December 31, 2009                                13,615,906
                     LODGENET ENTERTAINMENT CORPORATION               Ba3       B+
         992,500     Term Loan, maturing June 30, 2006                                       996,222
                     MCC IOWA MEDIACOM BROADBAND                      Ba3      BB+
      13,500,000     Term Loan, maturing September 30, 2010                               12,835,125
                     OLYMPUS CABLE HOLDINGS, LLC(2)                    B2       D
       2,000,000     Term Loan, maturing June 30, 2010                                     1,605,714
      18,250,000     Term Loan, maturing September 30, 2010                               14,616,589
                                                                                      --------------
                                                                                         109,971,064
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
CARGO TRANSPORT: 2.2%
                     AMERICAN COMMERCIAL LINES, LLC                    B3       B
    $  1,358,758     Term Loan, maturing June 30, 2006                                  $  1,251,513
       1,948,946     Term Loan, maturing June 30, 2007                                     1,795,118
                     EVERGREEN INTERNATIONAL AVIATION, INC.           Ba2       B+
         346,265     Term Loan, maturing May 7, 2003                                         323,758
       2,242,882     Term Loan, maturing May 7, 2003                                       2,097,094
                     GEMINI LEASING, INC.                              B1       NR
       4,117,116     Term Loan, maturing August 12, 2005(3)                                1,749,774
                     NEOPLAN USA CORPORATION                           NR       NR
       9,588,562     Term Loan, maturing May 29, 2005                                      8,054,392
                     OMNITRAX RAILROADS, LLC                           NR       NR
       4,458,552     Term Loan, maturing May 13, 2005                                      4,447,405
                     OSHKOSH TRUCK COMPANY                            Ba1      BB+
       1,136,786     Term Loan, maturing January 31, 2007                                  1,142,825
                                                                                      --------------
                                                                                          20,861,879
                                                                                      --------------
CELLULAR COMMUNICATIONS: 10.7%
                     AIRGATE PCS, INC.                                 B2       B-
         967,427     Term Loan, maturing August 29, 2007                                     798,127
       8,456,026     Term Loan, maturing September 30, 2008                                6,976,222
                     AMERICAN CELLULAR CORPORATION                     B3      CCC-
       2,579,187     Term Loan, maturing March 31, 2008                                    1,761,907
       4,499,033     Term Loan, maturing March 31, 2009                                    3,073,402
                     INDEPENDENT WIRELESS ONE CORPORATION              B2       B
      10,000,000     Term Loan, maturing June 20, 2008                                     9,759,795
                     MICROCELL CONNEXIONS, INC.                       Caa2     CCC
       5,000,000     Term Loan, maturing February 22, 2007                                 1,612,500
                     NEXTEL FINANCE COMPANY                           Ba3      BB-
       4,750,000     Term Loan, maturing June 30, 2008                                     4,151,894
       4,750,000     Term Loan, maturing December 31, 2008                                 4,151,894
      50,500,000     Term Loan, maturing March 31, 2009                                   42,723,000
                     NEXTEL OPERATIONS, INC.                          Ba3      BB-
       5,791,757     Term Loan, maturing March 15, 2005                                    5,498,435
                     RURAL CELLULAR CORPORATION                       Ba3       B+
       4,911,130     Term Loan, maturing October 3, 2008                                   3,932,995
       4,911,130     Term Loan, maturing April 3, 2009                                     3,932,995
                     WESTERN WIRELESS CORPORATION                      B1       B
       4,000,000     Revolving Loan, maturing March 31, 2008                               2,280,000
       8,000,000     Term Loan, maturing March 31, 2008                                    4,790,000
       8,000,000     Term Loan, maturing September 30, 2008                                4,808,000
                                                                                      --------------
                                                                                        100,251,166
                                                                                      --------------
CHEMICALS, PLASTICS AND RUBBER: 6.7%
                     ACADIA ELASTOMERS CORPORATION                     NR       NR
       9,379,562     Term Loan, maturing March 31, 2004                                    9,079,542
                     CEDAR CHEMICALS CORPORATION(2)                    NR       NR
       9,057,535     Term Loan, maturing October 3, 2003(3)                                  849,637

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                   MOODY'S     S&P        VALUE
----------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                     EQUISTAR CHEMICALS, L.P.                         Ba2      BB+
    $  4,962,500        Term Loan, maturing August 24, 2007                           $    4,978,782
                     FOAM FABRICATORS, INC.                            NR       NR
       3,014,030     Term Loan, maturing March 5, 2005                                     3,006,495
                     FOAMEX, L.P.                                      B2      BB-
       1,682,843     Term Loan, maturing June 30, 2005                                     1,677,584
       1,529,863     Term Loan, maturing June 30, 2006                                     1,525,082
                     GEO SPECIALITY CHEMICALS, INC.                    B1       B+
       2,757,857     Term Loan, maturing December 31, 2007                                 2,638,351
                     HUNTSMAN CORPORATION                              B3       NR
       3,395,120     Revolving Loan, maturing December 31, 2002                            2,974,974
       5,800,000     Term Loan, maturing December 31, 2002                                 5,792,750
       7,000,000     Term Loan, maturing December 31, 2005                                 6,156,500
                     HUNTSMAN INTERNATIONAL, LLC                       B2       B+
         904,712     Term Loan, maturing June 30, 2005                                       891,707
       3,940,128     Term Loan, maturing June 30, 2007                                     3,947,926
       3,940,128     Term Loan, maturing June 30, 2008                                     3,947,926
                     JOHNSONDIVERSEY, INC.                            Ba3      BB-
       4,000,000     Term Loan, maturing November 3, 2009                                  4,025,936
                     LYONDELL CHEMICAL COMPANY                        Ba3       BB
       3,344,070     Term Loan, maturing May 17, 2006                                      3,347,830
                     MILLENNIUM AMERICA, INC.                         Baa3     BBB-
         800,000     Term Loan, maturing June 18, 2006                                       801,600
                     NOVEON, INC.                                      B1      BB-
       4,687,575     Term Loan, maturing September 30, 2008                                4,701,385
                     OM GROUP, INC                                    Ba3       BB
       2,000,000     Term Loan, maturing April 1, 2007                                     2,001,750
                                                                                      --------------
                                                                                          62,345,757
                                                                                      --------------
CONTAINERS, PACKAGING AND GLASS: 9.5%
                     BERRY PLASTICS CORPORATION                        B1       B+
       3,000,000     Term Loan, maturing July 22, 2010                                     3,016,251
                     BLUE RIDGE PAPER PRODUCTS, INC.                   B2       B+
       8,726,947     Term Loan, maturing May 14, 2006                                      8,508,774
                     GRAPHIC PACKAGING CORPORATION                    Ba3       BB
       1,990,000     Term Loan, maturing February 28, 2009                                 1,994,975
                     GREIF BROS. CORPORATION                          Ba3       BB
       3,000,000     Term Loan, maturing August 23, 2009                                   3,000,000
                     IMPAXX, INC.                                      NR       NR
       4,246,208     Term Loan, maturing April 30, 2005                                    3,779,125
                     JEFFERSON SMURFIT CORPORATION                    Ba3       B+
       3,000,000     Term Loan, maturing March 31, 2007                                    3,002,814
                     LINCOLN PULP & EASTERN FINE(2)                    NR       NR
          92,280     Term Loan, maturing December 31, 2001                                    73,824
      14,881,108     Term Loan, maturing August 31, 2004                                  11,904,887
                     NEXPAK CORPORATION                                B1       B+
       2,283,631     Term Loan, maturing December 31, 2005                                 1,952,505
       2,283,631     Term Loan, maturing December 31, 2006                                 1,952,505

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
                     OWENS-ILLINOIS, INC.                              B1       BB
    $  9,147,525     Revolving Loan, maturing March 31, 2004                          $    8,827,362
                     PACKAGING CORPORATION OF AMERICA                 Baa3     BBB
       1,446,837     Term Loan, maturing June 29, 2006                                     1,443,220
                     PLIANT CORPORATION                                B2       B+
       2,946,429     Term Loan, maturing May 31, 2008                                      2,959,687
                     RIVERWOOD INTERNATIONAL CORPORATION               B1       B
         861,666     Revolving Loan, maturing December 31, 2006                              842,818
      15,000,000     Term Loan, maturing December 31, 2006                                14,998,830
                     SILGAN HOLDINGS, INC.                            Ba2      BB-
       2,000,000     Term Loan, maturing November 30, 2008                                 2,003,126
                     SMURFIT-STONE CONTAINER CANADA, INC.             Ba3       B+
       4,307,692     Term Loan, maturing June 30, 2009                                     4,309,308
                     STONE CONTAINER CORPORATION                      Ba3       B+
      11,692,308     Term Loan, maturing June 30, 2009                                    11,696,692
                     TEKNI-PLEX, INC.                                  B1       B+
       2,940,000     Term Loan, maturing June 21, 2008                                     2,944,287
                                                                                      --------------
                                                                                          89,210,990
                                                                                      --------------
DATA AND INTERNET SERVICES: 1.4%
                     360NETWORKS, INC.(2)                              NR       NR
       5,000,000     Term Loan, maturing September 30, 2007(3)                             1,100,000
       2,500,000     Term Loan, maturing December 31, 2007(3)                                526,250
                     ARCH WIRELESS HOLDINGS, INC.                      NR       NR
       1,328,000     Senior Note, maturing May 15, 2007                                      823,360
                     ICG EQUIPMENT, INC.(2)                            B3       NR
       6,995,226     Term Loan, maturing March 31, 2006                                    6,680,441
                     MCLEODUSA, INC.                                  Caa2      NR
       1,858,824     Term Loan, maturing May 30, 2008                                        808,588
                     TELETOUCH COMMUNICATIONS, INC.                    NR       NR
       2,548,020     Term Loan, maturing May 1, 2005                                       2,458,839
                     TELIGENT, INC.(2)                                 NR       NR
       4,687,500     Term Loan, maturing June 30, 2006(3)                                    121,092
                     TSR WIRELESS, LLC(1)                              NR       NR
      11,440,280     Term Loan, maturing June 30, 2005(3)                                    188,480
                                                                                      --------------
                                                                                          12,707,050
                                                                                      --------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 5.6%
                     BARJAN PRODUCTS, LLC                              NR       NR
       4,851,000     Term Loan, maturing May 31, 2006                                      4,632,705
                     DRESSER, INC.                                    Ba3      BB-
       5,620,494     Term Loan, maturing April 10, 2009                                    5,649,602
                     FLOWSERVE CORPORATION                            Ba3      BB-
       2,000,000     Term Loan, maturing June 30, 2009                                     1,998,542
                     GENERAL CABLE CORPORATION                        Ba3      BB-
       2,587,775     Term Loan, maturing May 25, 2007                                      2,092,863
                     MANITOWOC COMPANY, INC.                          Ba2       BB
       1,980,000     Term Loan, maturing May 9, 2007                                       1,989,488

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING (CONTINUED)
                     MUELLER GROUP, INC.                               B1        B+
    $  4,000,000     Term Loan, maturing May 31, 2008                                 $    4,005,000
                     NEPTUNE TECHNOLOGY GROUP, INC.                   Ba3       BB-
       3,921,939     Term Loan, maturing November 1, 2008                                  3,941,548
                     SPX CORPORATION                                  Ba2       BB+
       3,304,762     Term Loan, maturing September 30, 2004                                3,296,500
       7,125,000     Term Loan, maturing September 30, 2009                                7,135,524
      11,875,000     Term Loan, maturing March 31, 2010                                   11,897,943
                     UNITED PET GROUP                                  NR        NR
       6,086,937     Term Loan, maturing March 31, 2006                                    6,078,284
                                                                                      --------------
                                                                                          52,717,999
                                                                                      --------------
DIVERSIFIED/CONGLOMERATE SERVICE: 0.7%
                     ENTERPRISE PROFIT SOLUTIONS CORPORATION           NR        NR
       1,494,118     Term Loan, maturing June 14, 2001(3)                                         --
                     IRON MOUNTAIN INC.                               Ba3        BB
       2,000,000     Term Loan, maturing February 15, 2008                                 2,009,750
                     PRIVATE BUSINESS, INC.                            NR        NR
       3,682,754     Term Loan, maturing August 19, 2006                                   3,645,926
                     URS CORPORATION                                  Ba3       BB-
       1,382,000     Term Loan, maturing August 22, 2008                                   1,378,545
                                                                                      --------------
                                                                                           7,034,221
                                                                                      --------------
ECOLOGICAL: 2.9%
                     ALLIED WASTE NORTH AMERICA, INC.                 Ba3        BB
       3,709,197     Term Loan, maturing July 21, 2005                                     3,563,681
       4,001,248     Term Loan, maturing July 21, 2006                                     3,914,077
       4,801,497     Term Loan, maturing July 21, 2007                                     4,697,535
                     AMERICAN REF-FUEL COMPANY, LLC                   Baa2      BBB
       3,716,279     Term Loan, maturing April 30, 2005                                    3,660,535
                     IT GROUP, INC.(2)                                Caa1       NR
       4,154,605     Term Loan, maturing June 11, 2007(3)                                    457,007
                     RUMPKE CONSOLIDATED COMPANIES, INC.               B1       BB-
       6,327,894     Term Loan, maturing September 26, 2002                                6,297,836
                     WASTE CONNECTIONS, INC.                          Ba3        BB
       4,252,874     Revolving Loan, maturing May 16, 2005                                 4,210,345
                                                                                      --------------
                                                                                          26,801,016
                                                                                      --------------
ELECTRONICS: 2.9%
                     ACTERNA, LLC                                     Caa1       B
       6,224,376     Term Loan, maturing September 30, 2007                                2,972,140
                     DECISION ONE CORPORATION                          B3       CCC
      10,374,981     Term Loan, maturing April 18, 2005                                    8,818,734
       2,057,328     Term Loan, maturing April 18, 2005                                    1,748,729
                     ELECTRO MECHANICAL SOLUTIONS(2)                   NR        NR
       2,405,453     Term Loan, maturing June 30, 2004(3)                                     12,027
                     INSILCO TECHNOLOGIES, INC.                       Caa2       D
       4,925,016     Term Loan, maturing March 25, 2007(3)                                 1,723,755

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
                     KNOWLES ELECTRONICS, INC                          B3       CCC+
    $  3,404,081     Term Loan, maturing June 29, 2007                                $    3,191,326
                     SARCOM, INC.                                      NR        NR
       8,993,645     Term Loan, maturing December 31, 2002(3)                              4,856,568
                     TRANSACTION NETWORK SERVICES, INC.               Ba3        BB-
       3,947,917     Term Loan, maturing April 3, 2007                                     3,940,514
                                                                                      --------------
                                                                                          27,263,793
                                                                                      --------------
FINANCE: 2.6%
                     ALLIANCE DATA SYSTEMS CORPORATION                 B1        B+
       8,710,638     Term Loan, maturing July 25, 2005                                     8,612,644
                     ANTHONY CRANE RENTAL, L.P.                       Caa2      CCC+
      14,550,000     Term Loan, maturing July 20, 2006                                     8,899,755
                     RENT-A-CENTER, INC.                              Ba2        BB
       1,611,305     Term Loan, maturing January 31, 2006                                  1,607,880
       3,544,856     Term Loan, maturing January 31, 2007                                  3,537,324
       1,404,449     Term Loan, maturing December 31, 2007                                 1,403,570
                     VALUE ASSET MANAGEMENT, INC.                      B1        B+
         750,000     Term Loan, maturing April 28, 2003                                      736,875
                                                                                      --------------
                                                                                          24,798,048
                                                                                      --------------
GAMING: 4.9%
                     ALADDIN GAMING, LLC(2)                           Caa1       NR
       2,968,421     Term Loan, maturing August 26, 2006(3)                                2,463,789
       4,455,000     Term Loan, maturing February 26, 2008(3)                              3,697,650
                     ALLIANCE GAMING CORPORATION                       B1        B+
       4,987,500     Term Loan, maturing December 31, 2006                                 5,024,906
                     AMERISTAR CASINOS, INC.                          Ba3        B+
       1,362,345     Term Loan, maturing December 20, 2006                                 1,370,178
       1,581,906     Term Loan, maturing December 20, 2006                                 1,591,002
                     ARGOSY GAMING COMPANY                            Ba2        BB
       4,455,000     Term Loan, maturing July 31, 2008                                     4,472,633
                     BOYD GAMING CORPORATION                          Ba1       BB+
       1,000,000     Term Loan, maturing June 24, 2008                                     1,000,833
                     ISLE OF CAPRI CASINOS, INC.                      Ba2       BB-
         997,500     Term Loan, maturing April 26, 2008                                    1,003,200
                     LAS VEGAS SANDS, INC.                             B2        B+
       2,000,000     Term Loan, maturing June 4, 2008                                      2,005,416
                     MANDALAY RESORT GROUP                            Ba2       BB+
      17,000,000     Term Loan, maturing August 22, 2006                                  17,005,321
                     PALACE STATION HOTEL & CASINO                    Ba2       BB+
       1,260,670     Revolving Loan, maturing September 30, 2003                           1,229,153
                     SCIENTIFIC GAMES CORPORATION                     Ba3       BB-
       4,912,500     Term Loan, maturing September 30, 2007                                4,927,852
                                                                                      --------------
                                                                                          45,791,933
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
GROCERY: 0.4%
                     GIANT EAGLE, INC.                                Ba2       BB+
    $  2,000,000     Term Loan, maturing August 2, 2009                                  $ 2,006,250
                     WINN DIXIE STORES, INC.                          Baa3      BBB
       1,450,000     Term Loan, maturing March 29, 2007                                    1,455,800
                                                                                      --------------
                                                                                           3,462,050
                                                                                      --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 11.4%
                     ALLIANCE IMAGING, INC.                            B1        B+
       1,190,840     Term Loan, maturing November 2, 2006                                  1,167,023
       6,945,925     Term Loan, maturing June 10, 2008                                     6,951,711
                     ALPHARMA OPERATING CORPORATION                    B1       BB-
       1,388,848     Term Loan, maturing October 5, 2008                                   1,302,045
                     APRIA HEALTHCARE GROUP, INC.                     Ba1       BBB-
       4,962,500     Term Loan, maturing July 20, 2007                                     4,963,274
                     BROWN SCHOOLS                                     B3        B
       7,872,203     Term Loan, maturing June 30, 2003                                     7,783,346
                     CAREMARK RX, INC.                                Ba2       BB+
       4,488,750     Term Loan, maturing March 31, 2006                                    4,492,472
                     COMMUNITY HEALTH SYSTEMS, INC.                   Ba3       BB-
      13,000,000     Term Loan, maturing July 16, 2010                                    13,041,977
                     CONCENTRA OPERATING CORPORATION                   B1        B+
       3,233,333     Term Loan, maturing June 30, 2006                                     3,243,438
       1,616,667     Term Loan, maturing June 30, 2007                                     1,620,910
                     COVENANT CARE, INC.                               NR        NR
       5,456,057     Term Loan, maturing June 30, 2003                                     5,387,856
                     DAVITA, INC.                                     Ba3       BB-
       8,958,441     Term Loan, maturing March 31, 2009                                    8,988,120
                     EXPRESS SCRIPTS, INC.                            Ba1       BBB-
       2,164,404     Term Loan, maturing March 31, 2005                                    2,150,877
         721,467     Revolving Loan, maturing March 31, 2005                                 710,645
       5,000,000     Term Loan, maturing March 31, 2008                                    4,995,835
                     FOUNTAIN VIEW, INC.(2)                            NR        NR
      12,352,941     Term Loan, maturing March 31, 2004                                   11,815,477
                     GENESIS HEALTH VENTURES, INC.                    Ba3       BB-
       1,776,583     Term Loan, maturing March 31, 2007                                    1,781,626
       1,555,582     Floating Rate Note, maturing April 2, 2007                            1,555,582
                     HCA, INC.                                        Ba1       BBB-
      10,028,571     Term Loan, maturing April 30, 2006                                    9,905,009
                     KINETIC CONCEPTS, INC.                           Ba3        B
       3,960,000     Term Loan, maturing March 31, 2006                                    3,962,475
                     MAGELLAN HEALTH SERVICES, INC.                    B2        B-
       1,255,288     Term Loan, maturing February 12, 2006                                 1,207,587
       1,255,288     Term Loan, maturing February 12, 2005                                 1,209,260
                     MARINER HEALTH CARE, INC.                         B1        NR
         988,381     Term Loan, maturing May 13, 2009                                        983,439

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                     MEDPOINTE, INC.                                   B1        B+
    $  2,977,500     Term Loan, maturing September 30, 2008                           $    2,994,248
                     SYBRON DENTAL MANAGEMENT, INC.                   Ba3       BB-
       1,850,000     Term Loan, maturing June 6, 2009                                      1,862,334
                     TRIAD HOSPITALS, INC.                            Ba3        B+
       1,983,636     Term Loan, maturing September 30, 2008                                1,999,010
                     VISION TWENTY-ONE, INC.                           NR        NR
       2,898,018     Term Loan, maturing October 31, 2002(3)                                 289,802
                                                                                      --------------
                                                                                         106,365,378
                                                                                      --------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.7%
                     AMERICAN BLIND & WALLPAPER FACTORY, INC.          NR        NR
         722,983     Term Loan, maturing December 31, 2005                                   722,983
                     DESA INTERNATIONAL, INC.(2)                      Caa2       NR
       3,510,000     Debtor in Possession, maturing
                       September 30, 2002                                                  3,492,450
       7,136,218     Term Loan, maturing November 26, 2004(3)                              5,161,862
                     HOLMES PRODUCTS CORPORATION                       B2        B
       3,592,084     Term Loan, maturing February 5, 2007                                  3,304,716
                     IDENTITY GROUP, INC.                              B2        B+
       4,525,000     Term Loan, maturing May 11, 2007                                      2,579,250
                     IMPERIAL HOME DECOR GROUP, INC.                   NR        NR
         833,725     Term Loan, maturing April 4, 2006                                       779,533
                                                                                      --------------
                                                                                          16,040,794
                                                                                      --------------
INSURANCE: 1.2%
                     USI HOLDINGS CORPORATION                          B1        B+
       7,325,636     Term Loan, maturing September 17, 2004                                7,032,611
                     WHITE MOUNTAINS INSURANCE GROUP, LTD.            Baa2      BBB+
       4,443,750     Term Loan, maturing March 31, 2007                                    4,445,603
                                                                                      --------------
                                                                                          11,478,214
                                                                                      --------------
LEISURE, AMUSEMENT, MOTION PICTURES, AND ENTERTAINMENT: 9.1%
                     AMF BOWLING WORLDWIDE, INC.                       B1        B
       2,000,000     Term Loan, maturing February 28, 2008                                 2,001,250
                     BALLY TOTAL FITNESS HOLDING CORPORATION          Ba3        B+
       5,942,759     Term Loan, maturing November 10, 2004                                 5,942,759
                     FITNESS HOLDINGS WORLDWIDE, INC.                  NR        B
       9,248,750     Term Loan, maturing November 2, 2006                                  8,863,382
       8,268,750     Term Loan, maturing November 2, 2007                                  7,924,215
                     LOEWS CINEPLEX ENTERTAINMENT CORPORATION          NR        NR
       9,941,851     Term Loan, maturing February 29, 2008                                 9,817,578
                     METRO-GOLDWYN-MAYER STUDIOS, INC.                Ba3       BB-
      14,500,000     Term Loan, maturing June 30, 2008                                    14,509,063
                     PANAVISION, INC.                                  B3       CCC
      14,040,405     Term Loan, maturing March 31, 2005                                   12,811,870

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, MOTION PICTURES, AND ENTERTAINMENT (CONTINUED)
                     REGAL CINEMAS, INC.                               B1       BB-
    $  2,500,000     Term Loan, maturing December 31, 2007                            $    2,506,250
                     SIX FLAGS THEME PARKS, INC.                      Ba2       BB-
      11,000,000     Term Loan, maturing June 30, 2009                                    10,979,375
                     WFI GROUP, INC.                                   B1       BB+
       3,000,000     Term Loan, maturing July 14, 2004                                     3,002,814
                     XANTERRA PARKS & RESORTS, LLC                     NR        NR
       3,454,646     Term Loan, maturing September 30, 2004                                3,446,010
       3,454,646     Term Loan, maturing September 30, 2005                                3,446,010
                                                                                      --------------
                                                                                          85,250,576
                                                                                      --------------
LODGING: 9.9%
                     EXTENDED STAY AMERICA, INC.                      Ba3       BB-
      16,227,853     Term Loan, maturing January 15, 2008                                 16,258,280
                     HILTON HAWAIIAN VILLAGE, LLC                     Ba1       BBB-
      13,970,588     Revolving Loan, maturing June 1, 2003                                13,865,809
                     KSL RECREATIONAL GROUP, INC.                     Ba3        B+
       1,513,611     Term Loan, maturing April 30, 2005                                    1,507,620
       1,513,611     Term Loan, maturing April 30, 2006                                    1,510,063
       9,075,000     Term Loan, maturing December 22, 2006                                 9,062,240
                     LODGIAN FINANCING CORPORATION(2)                  Ca        NR
      19,543,212     Term Loan, maturing July 15, 2006                                    18,908,058
                     MERISTAR INVESTMENT PARTNERS                     Ba3        B-
       8,779,275     Term Loan, maturing March 31, 2003                                    8,801,223
                     WYNDHAM INTERNATIONAL, INC.                       NR        B-
       7,677,208     Term Loan, maturing June 30, 2004                                     6,427,267
      19,471,911     Term Loan, maturing June 30, 2006                                    16,129,227
                                                                                      --------------
                                                                                          92,469,787
                                                                                      --------------
MACHINERY: 0.8%
                     ALLIANCE LAUNDRY HOLDINGS, LLC                    B1        B
       4,072,034     Term Loan, maturing August 2, 2007                                    4,055,917
                     MORRIS MATERIAL HANDLING, INC.                    NR        NR
         258,831     Term Loan, maturing September 28, 2004                                  245,888
                     VUTEK, INC.                                       B1        NR
       1,712,905     Term Loan, maturing July 31, 2007                                     1,675,935
       1,772,705     Term Loan, maturing December 30, 2007                                 1,726,659
                                                                                      --------------
                                                                                           7,704,399
                                                                                      --------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.1%
                     NATIONAL REFRACTORIES & MINERALS
                       CORPORATION                                     NR        NR
       1,250,000     Term Loan, maturing March 30, 2002                                    1,244,104
                                                                                      --------------
                                                                                           1,244,104
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
OIL AND GAS: 2.2%
                     PACIFIC ENERGY GROUP, LLC                        Ba2       BBB-
    $  4,000,000     Term Loan, maturing July 26, 2009                                $    4,007,500
                     PLAINS MARKETING, L.P.                           Ba1       BB+
       3,500,000     Term Loan, maturing September 21, 2007                                3,510,210
                     PMC COMPANY                                      Ba1       BB+
       2,970,000     Term Loan, maturing May 5, 2006                                       2,973,713
                     TESORO PETROLEUM CORPORATION                     Ba3       BB+
       5,963,461     Term Loan, maturing December 31, 2007                                 5,444,640
         996,401     Term Loan, maturing December 31, 2007                                   909,714
                     W-H ENERGY SERVICES, INC.                         B2        B+
       3,456,250     Term Loan, maturing April 16, 2007                                    3,469,210
                                                                                      --------------
                                                                                          20,314,987
                                                                                      --------------
OTHER TELECOMMUNICATIONS: 2.2%
                     BROADWING, INC.                                  Ba3        BB
       9,779,000     Term Loan, maturing November 9, 2004                                  7,839,502
       6,342,670     Term Loan, maturing December 30, 2006                                 5,125,670
         761,673     Term Loan, maturing June 28, 2007                                       615,050
                     INFONET SERVICES CORPORATION                     Ba3       BB-
       4,703,611     Term Loan, maturing June 30, 2006                                     4,656,575
                     PACIFIC COIN                                      NR        NR
       3,924,560     Term Loan, maturing March 31, 2004(3)                                 2,747,192
       3,189,976     Term Loan, maturing March 31, 2004(3)                                        --
                                                                                      --------------
                                                                                          20,983,989
                                                                                      --------------
PERSONAL & NON DURABLE CONSUMER PRODUCTS: 5.6%
                     AM COSMETICS CORPORATION                          NR        NR
       2,292,689     Revolving Loan, maturing May 30, 2004(3)                              2,292,689
       1,305,151     Term Loan, maturing May 30, 2004(3)                                     203,604
       2,610,303     Term Loan, maturing December 31, 2004(3)                                407,207
                     AMSCAN HOLDINGS, INC.                             B1        B+
       9,519,257     Term Loan, maturing December 31, 2004                                 9,233,679
                     ARMKEL, LLC                                      Ba3        B+
       1,985,000     Term Loan, maturing March 28, 2009                                    2,000,773
                     BUHRMANN U.S., INC.                              Ba3       BB-
       2,958,821     Term Loan, maturing October 26, 2005                                  2,908,891
       5,072,551     Term Loan, maturing October 26, 2007                                  5,033,452
                     CENTIS, INC.(2)                                   NR        NR
       3,900,000     Term Loan, maturing September 30, 2005(3)                             1,014,000
       3,421,250     Term Loan, maturing September 30, 2006(3)                               889,525
                     CHURCH & DWIGHT CO., INC.                        Ba2        BB
       2,000,000     Term Loan, maturing September 30, 2007                                2,015,892
                     JOSTENS, INC.                                     B1       BB-
       2,845,552     Term Loan, maturing May 31, 2006                                      2,800,498
       4,500,000     Term Loan, maturing December 31, 2009                                 4,508,906
                     NORWOOD PROMOTIONAL PRODUCTS, INC.                NR        NR
       8,673,040     Term Loan, maturing February 1, 2005                                  8,673,040
       5,860,162     Term Loan, maturing February 1, 2005(3)                               3,044,354
       1,641,647     Term Loan, maturing February 1, 2005(3)                                      --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
PERSONAL & NON DURABLE CONSUMER PRODUCTS (CONTINUED)
                     PAINT SUNDRY BRANDS CORPORATION                   B2        B+
    $    977,360     Term Loan, maturing August 11, 2005                              $      948,039
         957,213     Term Loan, maturing August 11, 2006                                     928,496
                     PLAYTEX PRODUCTS, INC.                           Ba3       BB-
       3,666,667     Term Loan, maturing May 31, 2009                                      3,671,250
                     RELIZON COMPANY                                  Ba3       BB-
       1,769,250     Revolving Loan, maturing August 4, 2006                               1,671,940
                                                                                      --------------
                                                                                          52,246,235
                                                                                      --------------
PERSONAL, FOOD & MISCELLANEOUS: 5.4%
                     AFC ENTERPRISES, INC.                            Ba2        BB
       1,600,000     Term Loan, maturing May 23, 2009                                      1,604,200
                     COINMACH CORPORATION                              B1       BB-
       4,925,000     Term Loan, maturing July 25, 2009                                     4,954,550
                     DOMINOS, INC.                                    Ba3       BB-
       3,000,000     Term Loan, maturing June 30, 2008                                     3,011,250
                     NEW WORLD RESTAURANT GROUP, INC.                 Caa2      CCC+
       4,000,000     Secured Floating Rate Note, maturing
                     June 15, 2003                                                         3,600,000
                     OTIS SPUNKMEYER, INC.                             B1        B+
       7,000,000     Term Loan, maturing January 21, 2009                                  6,877,500
                     PAPA GINO'S, INC.                                 NR        NR
       7,100,497     Term Loan, maturing August 31, 2007                                   7,038,472
                     SC INTERNATIONAL SERVICES                        Ba1        BB
      25,189,225     Term Loan, maturing March 1, 2007                                    23,583,411
                                                                                      --------------
                                                                                          50,669,383
                                                                                      --------------
PRINTING AND PUBLISHING: 5.0%
                     ADAMS OUTDOOR ADVERTISING, L.P.                   B1        B+
       1,990,000     Term Loan, maturing February 8, 2008                                  1,997,463
                     ADVANSTAR COMMUNICATIONS, INC.                    B2        B
      11,150,448     Term Loan, maturing April 11, 2007                                   10,509,298
       2,782,857     Term Loan, maturing October 11, 2007                                  2,612,407
                     CANWEST MEDIA, INC.                              Ba3       BB-
       4,243,723     Term Loan, maturing May 15, 2008                                      4,259,637
       4,545,047     Term Loan, maturing May 15, 2009                                      4,562,090
                     LAMAR MEDIA CORPORATION                          Ba2       BB-
       5,471,875     Term Loan, maturing March 1, 2006                                     5,390,935
                     PRIMEDIA, INC.                                    B3        B
       3,960,000     Term Loan, maturing June 30, 2009                                     3,210,899
                     READER'S DIGEST ASSOCIATIONS, INC.               Baa3      BB+
       7,000,000     Term Loan, maturing May 20, 2008                                      6,944,000
                     TRANSWESTERN PUBLISHING COMPANY                  Ba3        B+
       2,970,000     Term Loan, maturing June 27, 2008                                     2,984,850
                     VERTIS, INC.                                      B1        B+
       2,860,798     Term Loan, maturing December 7, 2008                                  2,800,006
                     ZIFF DAVIS MEDIA, INC.                            B3       CCC-
       1,696,124     Term Loan, maturing March 31, 2007                                    1,450,186
                                                                                      --------------
                                                                                          46,721,771
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust


--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
RADIO AND TELEVISION BROADCASTING: 5.4%
                     BENEDEK BROADCASTING CORPORATION(2)               B2        NR
    $  6,515,585     Term Loan, maturing November 20, 2007                            $    6,481,378
                     BLOCK COMMUNICATIONS, INC.                       Ba2       BB-
       3,000,000     Term Loan, maturing November 15, 2009                                 3,013,125
                     CITADEL BROADCASTING COMPANY                     Ba2        B+
       4,500,000     Term Loan, maturing June 26, 2009                                     4,532,625
                     CUMULUS MEDIA, INC.                               B1        B
       3,000,000     Term Loan, maturing March 28, 2010                                    3,016,875
                     EMMIS OPERATING COMPANY                          Ba2        B+
      10,982,904     Term Loan, maturing August 31, 2009                                  11,008,648
                     FISHER BROADCASTING, INC.                        Ba3        B+
       2,500,000     Term Loan, maturing February 28, 2010                                 2,498,438
                     GRAY COMMUNICATIONS SYSTEMS, INC.                Ba3        B+
       3,000,000     Term Loan, maturing September 30, 2009                                3,005,625
                     PAXSON COMMUNICATIONS CORPORATION                Ba3        BB
       4,950,000     Term Loan, maturing June 30, 2006                                     4,900,500
                     PEGASUS MEDIA & COMMUNICATIONS, INC.              B3        B+
       5,914,962     Term Loan, maturing April 30, 2005                                    5,323,466
                     SINCLAIR BROADCAST GROUP, INC.                   Ba2        BB
       4,000,000     Term Loan, maturing December 31, 2009                                 4,008,124
                     SUSQUEHANNA MEDIA COMPANY                        Ba1       BB-
       2,493,750     Term Loan, maturing June 30, 2008                                     2,506,218
                                                                                      --------------
                                                                                          50,295,022
                                                                                      --------------
RETAIL STORES: 6.3%
                     ADVANCE STORES COMPANY, INC.                     Ba3       BB-
       3,500,000     Term Loan, maturing November 30, 2007                                 3,514,585
                     CH OPERATING, LLC                                 B2        B+
       4,758,621     Term Loan, maturing June 30, 2007                                     4,711,033
                     HERBALIFE INTERNATIONAL, INC.                     B1       BB-
       3,500,000     Term Loan, maturing July 31, 2008                                     3,491,250
                     K MART CORPORATION                               Ba1       BBB
       3,500,000     Debtor in Possession Term Loan, maturing
                     April 22, 2004                                                        3,474,846
                     MURRAY'S DISCOUNT AUTO STORES, INC.               NR        B
      14,290,531     Term Loan, maturing June 30, 2003                                    14,198,472
                     PEEBLES, INC.                                     NR        NR
          59,645     Term Loan, maturing April 30, 2003                                       57,856
       7,872,213     Term Loan, maturing April 30, 2004                                    7,636,046
                     PETCO ANIMAL SUPPLIES, INC.                       B1       BB-
       3,500,000     Term Loan, maturing October 2, 2008                                   3,517,500
                     RITE AID CORPORATION                              B2       BB-
      14,856,764     Term Loan, maturing June 27, 2005                                    14,633,913
                     SHOPPERS DRUG MART CORPORATION                   Ba1       BBB+
         952,941     Term Loan, maturing February 4, 2009                                    956,515
                     TRAVELCENTERS OF AMERICA, INC.                   Ba3        BB
       2,487,500     Term Loan, maturing November 14, 2008                                 2,498,383
                                                                                      --------------
                                                                                          58,690,399
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT: 5.3%
                     AMERICAN TOWER, L.P.                              B2       BB-
    $ 11,916,667     Term Loan, maturing June 30, 2007                                $    9,870,968
                     CROWN CASTLE OPERATING COMPANY                   Ba3       BB-
      13,000,000     Term Loan, maturing March 15, 2008                                   11,680,500
                     PINNACLE TOWERS, INC.(2)                          B3        D
      11,933,585     Term Loan, maturing June 30, 2007                                    10,650,725
                     SPECTRASITE COMMUNICATIONS, INC.                  B3        CC
       8,500,000     Term Loan, maturing December 31, 2007                                 7,020,227
                     TRIPOINT GLOBAL COMMUNICATIONS, INC.              NR        NR
       4,614,512     Term Loan, maturing May 31, 2006                                      4,538,020
                     TSI TELECOMMUNICATION SERVICES, INC.             Ba3        B+
       6,000,000     Term Loan, maturing December 31, 2006                                 5,700,000
                                                                                      --------------
                                                                                          49,460,440
                                                                                      --------------
TEXTILES AND LEATHER: 3.1%
                     ACCESSORY NETWORK GROUP, INC.                     NR        NR
       8,212,974     Term Loan, maturing June 30, 2003                                     5,749,082
                     GALEY & LORD, INC.(2)                            Caa2       NR
       2,743,904     Term Loan, maturing April 2, 2005                                     1,870,429
       1,964,649     Term Loan, maturing April 1, 2006                                     1,339,236
                     LEVI STRAUSS & CO                                 B1       BB+
         241,580     Term Loan, maturing August 29, 2003                                     239,074
       1,190,426     Revolving Loan, maturing August 29, 2003                              1,158,880
                     MALDEN MILLS INDUSTRIES, INC.(2)                  NR        NR
       8,958,296     Term Loan, maturing October 28, 2006(3)                               4,755,010
                     POLYMER GROUP, INC.(2)                            B3        NR
       4,779,769     Term Loan, maturing December 20, 2005                                 4,387,144
       5,462,500     Term Loan, maturing December 20, 2006                                 5,011,844
                     TARGUS GROUP, INC.                                NR        NR
       3,441,181     Term Loan, maturing August 31, 2006                                   3,148,681
                     WILLIAM CARTER COMPANY                           Ba3       BB-
         992,500     Term Loan, maturing September 30, 2008                                1,004,910
                                                                                      --------------
                                                                                          28,664,290
                                                                                      --------------
UTILITIES: 1.0%
                     CALPINE CORPORATION                              Ba3       BBB-
       2,000,000     Term Loan, maturing March 8, 2004                                     1,731,428
                     MICHIGAN ELECTRIC TRANSMISSION COMPANY           Baa2      BB+
       3,000,000     Term Loan, maturing May 1, 2007                                       3,010,314
                     PIKE ELECTRIC, INC.                              Ba3       BB-
       1,788,235     Term Loan, maturing April 18, 2010                                    1,798,666
                     SOUTHERN CALIFORNIA EDISON COMPANY               Ba2        BB
       2,500,000     Term Loan, maturing March 1, 2003                                     2,482,188
                                                                                      --------------
                                                                                           9,022,596
                                                                                      --------------
                     TOTAL SENIOR LOANS -- 163.0%
                      (COST $1,708,401,216)                                           $1,523,311,527
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

OTHER CORPORATE DEBT

                                                                        BANK LOAN
                                                                        RATINGS+
                                                                       (UNAUDITED)
PRINCIPAL AMOUNT     BORROWER/TRANCHE DESCRIPTION                    MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------
AUTOMOBILE: 0.5%
                     CAPITAL TOOL & DESIGN, LTD.                       NR        NR
    $  6,000,000     Subordinated Note, maturing July 10, 2004                        $    4,800,000
                                                                                      --------------
                                                                                           4,800,000
                                                                                      --------------
DATA AND INTERNET SERVICES: 0.0%
                     ARCH WIRELESS HOLDINGS, INC.                      NR        NR
         701,000     Subordinated Note, maturing May 15, 2009(3)                              84,120
                                                                                      --------------
                                                                                              84,120
                                                                                      --------------
FINANCE: 1.1%
                     VALUE ASSET MANAGEMENT, INC.                      B2        B
      10,000,000     Senior Subordinated Bridge, maturing
                      August 31, 2005                                                      9,825,000
                                                                                      --------------
                                                                                           9,825,000
                                                                                      --------------
HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                     VISION TWENTY-ONE, INC.                           NR        NR
         368,022     Convertible Note, maturing October 31, 2003(3)                               37
                                                                                      --------------
                                                                                                  37
                                                                                      --------------
HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND
 DURABLE CONSUMER PRODUCTS: 0.8%
                     MP HOLDINGS, INC.                                 NR        NR
          64,527     Subordinated Note, maturing March 14, 2007                               61,301
                                                                                      --------------
                                                                                              61,301
                                                                                      --------------
                     PREMCOR REFINING GROUP                           Ba3       BB-
       8,000,000     Floating Rate Note, maturing November 15, 2004                        7,120,000
                                                                                      --------------
                                                                                           7,120,000
                                                                                      --------------
PERSONAL & NONDURABLE CONSUMER PRODUCTS: 0.2%
                     AM COSMETICS CORPORATION                          NR        NR
       3,127,215     Subordinated Note, maturing March 31, 2006(3)                                --
                     PAINT SUNDRY BRANDS                               B3        B+
       2,875,000     Subordinated Note, maturing August 11, 2008                           2,386,250
                                                                                      --------------
                                                                                           2,386,250
                                                                                      --------------
TEXTILES AND LEATHER: 0.1%
                     TARTAN TEXTILE SERVICES, INC.                     NR        NR
       1,332,583     Subordinated Note, maturing April 1, 2011                             1,265,954
                                                                                      --------------
                                                                                           1,265,954
                                                                                      --------------
                     TOTAL OTHER CORPORATE DEBT -- 2.7%
                      (COST $31,368,447)                                                  25,542,662
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

EQUITIES AND OTHER ASSETS

                                                                                           VALUE
                                                                                      --------------
                     Allied Digital Technologies Corporation (Residual
                      Interest in Bankruptcy Estate)(1)(@)(R)                         $      186,961
                     AM Cosmetics Corporation (37,197 Common Shares)(@)(R)                       --
                     AM Cosmetics Corporation (415 Preferred Shares)(@)(R)                       --
                     American Blind & Wallpaper Factory, Inc. (80,400
                      Common Shares)(@)(R)                                                       804
                     Arch Wireless Holdings, Inc. (102,124 Common
                      Shares)(@)(R)                                                           65,359
                     Autotote Systems, Inc. (Option to Purchase 0.248%
                      of Common Shares Issued and Outstanding)(@)(R)                              --
                     Boston Chicken Inc. (Residual Interest in Boston
                      Chicken Plan Trust)(2)(@)(R)                                         8,014,962
                     Breed Technologies, Inc. (212,171 Common Shares)(@)(R)                4,281,610
                     Capital Tool & Design, Ltd. (Warrants for 19,000 Common
                      Shares, Expires July 10, 2006)(@)(R)                                        --
                     Casden Properties Operation (10,000 Shares of Junior
                      Cumulative Preferred Partnership Units)(R)                             250,000
                     Covenant Care, Inc. (Warrants for 26,501 Common Shares,
                      Expires March 31, 2003)(@)(R)                                               --
                     Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                      Expires January 13, 2005)(@)(R)                                             --
                     Dan River, Inc. (127,306 Common Shares)(@)                              413,745
                     Decision One Corporation (350,059 Common Shares)(@)(R)                1,501,752
                     Electro Mechanical Solutions (Warrants for 2,564 Common
                      Shares, Expires September 29, 2002)(2)(@)(R)                                --
                     Euro United Corporation (Residual Interest in Bankruptcy
                      Estate)(4)(@)(R)                                                     4,466,250
                     Exide Technologies (Warrants for 16,501 Common Shares,
                      Expires March 16, 2006)(2)(@)(R)                                           165
                     Genesis Health Ventures, Inc. (190,605 Common Shares)(@)              2,868,605
                     Genesis Health Ventures, Inc. (2,223 Preferred Shares)(@)               200,070
                     Grand Union Company (Residual Interest in Bankruptcy
                      Estate)(2)(@)(R)                                                        69,225
                     Holmes Products Corporation (Warrants for 19,397 Common
                      Shares, Expires May 7, 2006)(@)(R)                                          --
                     Humphreys, Inc. (Residual Interest in Bankruptcy
                      Estate)(2) (@)(R)                                                       25,000
                     Imperial Home Decor Group, Inc. (300,141 Common
                      Shares)(@)(R)                                                                1
                     IHDG Realty (300,141 Common Shares)(@)(R)                                     1
                     Kevco, Inc. (Residual Interest in Bankruptcy
                      Estate)(2)(@)(R)                                                       400,069
                     Mariner Health Care, Inc. (126,525 Common Shares)(@)                  1,613,194
                     Morris Material Handling, Inc. (481,373 Common
                      Shares)(@)(R)                                                          673,922
                     MP Holdings, Inc. (590 Common Shares)(@)(R)                                   6
                     Murray's Discount Auto Stores, Inc. (17 Common
                      Shares)(@)(R)                                                           62,442
                     Murray's Discount Auto Stores, Inc. (Warrants for
                      955 Common Shares, Expires January 22, 2007)(@)(R)                   3,515,004
                     New World Restaurant Group, Inc. (Warrants for 4,000
                      Common Shares, Expires June 15, 2006)(@)(R)                             96,040
                     Pacific Coin, Inc. (1,091 Common Shares)(@)(R)                                1
                     Safelite Glass Corporation (660,808 Common Shares)(@)(R)              7,427,482

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                                      --------------
                Safelite Realty (44,605 Common Shares)(@)(R)                          $            1
                Scientific Games Corporation (48,930 Warrants for
                 Class B Non-Voting Common Shares, Expires October
                 2003)(@)(R)                                                                 138,445
                Soho Publishing (17,582 Common Shares)(@)(R)                                     176
                Staff Leasing, Inc. (60,056 Common Shares)(@)                                195,182
                Stellex Aerostructures, Inc. (11,130 Common Shares)(@)(R)                    275,767
                Tartan Textile Services, Inc. (23,449 Shares of
                 Series D Preferred Stock)(@)(R)                                           2,227,655
                Tartan Textile Services, Inc. (36,775 Shares of
                 Series E Preferred Stock)(@)(R)                                           2,333,852
                Tembec, Inc. (167,239 Common Shares)(@)(R)                                 1,252,353
                U.S. Office Products Company (Residual Interest in
                 Bankruptcy Estate)(2)(@)(R)                                                      --
                Vision Twenty-One, Inc. (Warrants for 243,778 Common
                 Shares, Expires October 31, 2010)(@)(R)                                          --
                                                                                      --------------
                TOTAL FOR EQUITIES AND OTHER ASSETS -- 4.6%
                 (COST $34,710,718)                                                       42,556,101
                                                                                      --------------
                  TOTAL INVESTMENTS (COST $1,774,480,381)(5)                 170.3%   $1,591,410,290
                  PREFERRED SHARES AND LIABILITIES IN EXCESS OF CASH AND
                    OTHER ASSETS-NET                                         (70.3)%    (657,112,065)
                                                                             -----    --------------
                  NET ASSETS                                                 100.0%   $  934,298,225
                                                                             =====    ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

----------
@    Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investors Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investments is $1,771,698,381 and net unrealized depreciation consists of the following:

                     Gross Unrealized Appreciation               $   37,141,568
                     Gross Unrealized Depreciation                 (217,429,659)
                                                                 --------------
                       Net Unrealized Depreciation               $ (180,288,091)
                                                                 ==============
                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,774,480,381)        $ 1,591,410,290
Cash                                                                    171,393
Receivables:
  Interest                                                            8,781,627
  Other                                                                  87,620
Prepaid expenses                                                        193,119
Prepaid arrangement fees on notes payable                               150,637
                                                                ---------------
    Total assets                                                  1,600,794,686
                                                                ---------------
LIABILITIES:
Notes payable                                                       212,000,000
Deferred arrangement fees on senior loans                             1,858,480
Accrued interest payable                                                333,208
Accrued preferred shares dividend payable                                82,251
Payable to affiliates                                                 1,422,713
Accrued expenses                                                        799,809
                                                                ---------------
    Total liabilities                                               216,496,461
                                                                ---------------
Preferred shares, $25,000 stated value per share
  at liquidation value (18,000 shares outstanding)                  450,000,000
NET ASSETS                                                      $   934,298,225
                                                                ===============
Net asset value per common share outstanding (net assets
  divided by 136,972,914 common shares authorized and
  outstanding, par value $0.01)                                 $          6.82
                                                                ===============
NET ASSETS CONSIST OF:
  Paid in capital                                               $ 1,287,948,209
  Undistributed net investment income                                 9,908,912
  Accumulated net realized loss on investments                     (180,488,805)
  Net unrealized depreciation of investments                       (183,070,091)
                                                                ---------------
  NET ASSETS                                                    $   934,298,225
                                                                ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 45,822,768
Arrangement fees earned                                               1,375,117
Dividends                                                                 6,006
Other                                                                 1,794,317
                                                                   ------------
  Total investment income                                            48,998,208
                                                                   ------------
EXPENSES:
Interest                                                              2,330,041
Investment management fees                                            6,534,017
Administration fees                                                   2,041,861
Transfer agent and registrar fees                                       301,063
Printing expense                                                        104,420
Custodian fees                                                          322,250
Revolving credit facility fees                                          155,174
Professional fees                                                       486,709
Preferred shares -- dividend disbursing agent fees                      577,234
Insurance expense                                                        12,406
Pricing fees                                                             39,354
Postage expense                                                         128,800
Trustees' fees                                                           36,800
Miscellaneous expense                                                   151,903
NYSE registration fees                                                   22,207
                                                                   ------------
  Total expenses                                                     13,244,239
                                                                   ------------
    Net investment income                                            35,753,969
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                    (53,390,412)
Net change in unrealized depreciation of investments                    654,802
                                                                   ------------
  Net loss on investments                                           (52,735,610)
                                                                   ------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                           (4,226,144)
                                                                   ------------
    Net decrease in net assets resulting from operations           $(21,207,785)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                           AUGUST 31,        YEAR ENDED
                                                              2002          FEBRUARY 28,
                                                          (UNAUDITED)           2002
                                                        ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                                   $    35,753,969    $   101,753,746
Net realized loss on investments                            (53,390,412)       (53,063,828)
Change in unrealized depreciation
  of investments                                                654,802        (69,951,020)
Distributions to preferred shareholders from
  net investment income                                      (4,226,144)       (15,273,093)
                                                        ---------------    ---------------
  Net decrease in net assets resulting
    from operations                                         (21,207,785)       (36,534,195)
                                                        ---------------    ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                    (30,475,669)       (85,728,945)
                                                        ---------------    ---------------
Decrease in net assets from distributions to
  common shareholders                                       (30,475,669)       (85,728,945)
                                                        ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
Common shares issued from dividend reinvestment                      --            919,219
Common shares sold in connection with shelf offerings                --             87,513
Offering costs of preferred shares                                   --           (194,010)
                                                        ---------------    ---------------
  Net increase from capital share transactions                       --            812,722
                                                        ---------------    ---------------
  Net decrease in net assets                                (51,683,454)      (121,450,418)

NET ASSETS:
Beginning of period                                         985,981,679      1,107,432,097
                                                        ---------------    ---------------
End of period (including undistributed net investment
  income of $9,908,912 and $8,856,756, respectively)    $   934,298,225    $   985,981,679
                                                        ===============    ===============
SUMMARY OF COMMON SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
  investment income                                                  --            114,904
Shares sold in connection with shelf offerings                       --             10,939
                                                        ---------------    ---------------
 Net increase in shares common shares outstanding                    --            125,843
                                                        ===============    ===============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest received                                               $  43,804,938
  Dividends received                                                      6,006
  Facility fees paid                                                    (35,001)
  Dividends paid to preferred shareholders                           (4,221,504)
  Arrangement fees received                                           2,615,375
  Other income received                                               1,848,576
  Interest paid                                                      (2,513,899)
  Other operating expenses paid                                     (10,293,350)
  Purchases of securities                                          (489,984,004)
  Proceeds from sale of securities                                  558,552,837
                                                                  -------------
    Net cash provided by operating activities                        99,779,974
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid to common shareholders                             (30,475,669)
  Loan advance                                                      (70,000,000)
                                                                  -------------
    Net cash flows used in financing activities                    (100,475,669)
                                                                  -------------
  Net change in cash                                                   (695,695)
  Cash at beginning of period                                           867,088
                                                                  -------------
  Cash at end of period                                           $     171,393
                                                                  =============
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations              $ (21,207,785)
                                                                  -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
  Change in unrealized depreciation of securities                      (654,802)
  Net accretion of discounts on securities                           (2,228,358)
  Realized loss on sale of securities                                53,390,412
  Purchase of securities                                           (489,984,004)
  Proceeds on sale of securities                                    558,552,837
  Decrease in interest receivable                                       210,528
  Decrease in other assets                                               54,257
  Decrease in prepaid arrangement fees on notes payable                 120,175
  Decrease in prepaid expenses                                          134,275
  Increase in deferred arrangement fees on senior loans               1,240,258
  Decrease in accrued interest payable                                 (183,858)
  Increase in preferred shareholders dividend payable                     4,640
  Increase in payable to affiliates                                      44,351
  Increase in accrued expenses                                          287,048
                                                                  -------------
  Total adjustments                                                 120,987,759
                                                                  -------------
    Net cash provided by operating activities                     $  99,779,974
                                                                  =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a common share outstanding throughout the period

                                                    SIX MONTHS
                                                       ENDED          YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                     AUGUST 31,     -------------------------------------------
                                                       2002            2002            2001            2000
                                                    -----------     -----------     -----------     -----------
                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $      7.20     $      8.09     $      8.95     $      9.24
Net investment income                                      0.25            0.74            0.88            0.79
Net realized and unrealized gain (loss) on
 investments                                              (0.38)          (0.89)          (0.78)          (0.30)
Distribution to Preferred Shareholders                    (0.03)          (0.11)          (0.06)             --
Increase (decrease) in net asset value from
 investment operations                                    (0.16)          (0.26)           0.04            0.49
Distributions to Common Shareholders from net
 investment income                                        (0.22)          (0.63)          (0.86)          (0.78)
Increase in net asset value from share offerings             --              --              --              --
Reduction in net asset value from rights offering            --              --              --              --
Increase in net asset value from
 repurchase of capital stock                                 --              --              --              --
Reduction in net asset value from
 Preferred Shares offerings                                  --              --           (0.04)             --
                                                    -----------     -----------     -----------     -----------
Net asset value, end of period                      $      6.82     $      7.20     $      8.09     $      8.95
                                                    ===========     ===========     ===========     ===========
Closing market price at end of period               $      5.92     $      6.77     $      8.12     $      8.25
TOTAL RETURN(3)
Total investment return at closing
 market price(4)                                          (9.50)%         (9.20)%          9.10%          (5.88)%
Total investment return at net asset value(5)             (1.97)%         (3.02)%          0.19%           5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                    $   934,298     $   985,982     $ 1,107,432     $ 1,217,339
Preferred Rate Shares
 Aggregate amount outstanding (000's)               $   450,000     $   450,000     $   450,000              --
Liquidation and market value Per Share              $    25,000     $    25,000     $    25,000              --
Asset coverage Per Share**                                  241%            235%            215%             --
Average borrowings (000's)                          $   193,853     $   365,126     $   450,197     $   524,019
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                         1.51%           1.57%           1.62%             --
 Expenses(1)                                               1.84%           2.54%           3.97%             --
 Net investment income(1)                                  4.98%(A)        6.83%           9.28%             --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                         1.83%           1.66%           1.31%           1.00%(9)
 Expenses(1)                                               2.24%           2.70%           3.21%           2.79%(9)
 Net investment income(1)                                  6.05%(B)        7.24%           7.50%           6.12%
Ratios to average net assets
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                         2.18%           2.25%           1.81%           1.43%(9)
 Expenses(1)                                               2.70%           3.64%           4.45%           4.00%(9)
 Net investment income(1)                                  7.26%(C)        9.79%          10.39%           8.77%
 Portfolio turnover rate                                     30%             53%             46%             71%
 Common shares outstanding at end of period
  (000's)                                               136,973         136,973         136,847         136,036

                                                      YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                    -------------------------------------------
                                                      1999(8)         1998(8)         1997(8)
                                                    -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $      9.34     $      9.45     $      9.61
Net investment income                                      0.79            0.87            0.82
Net realized and unrealized gain (loss) on
 investments                                              (0.10)          (0.13)          (0.02)
Distribution to Preferred Shareholders                       --              --              --
Increase (decrease) in net asset value from
 investment operations                                     0.69            0.74            0.80
Distributions to Common Shareholders from net
 investment income                                        (0.82)          (0.85)          (0.82)
Increase in net asset value from share offerings           0.03              --              --
Reduction in net asset value from rights offering            --              --           (0.14)
Increase in net asset value from
 repurchase of capital stock                                 --              --              --
Reduction in net asset value from
 Preferred Shares offerings                                  --              --              --
                                                    -----------     -----------     -----------
Net asset value, end of period                      $      9.24     $      9.34     $      9.45
                                                    ===========     ===========     ===========
Closing market price at end of period               $      9.56     $     10.31     $     10.00
TOTAL RETURN(3)
Total investment return at closing
 market price(4)                                           1.11%          12.70%          15.04%(6)
Total investment return at net asset value(5)              7.86%           8.01%           8.06%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                    $ 1,202,565     $ 1,034,403     $ 1,031,089
Preferred Rate Shares
 Aggregate amount outstanding (000's)                        --              --              --
Liquidation and market value Per Share                       --              --              --
Asset coverage Per Share**                                   --              --              --
Average borrowings (000's)                          $   490,978     $   346,110     $   131,773
Ratios to average net assets including preferred*
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                           --              --              --
 Expenses(1)                                                 --              --              --
 Net investment income(1)                                    --              --              --
Ratios to average net assets plus borrowing
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                         1.05%(9)        1.04%           1.13%
 Expenses(1)                                               2.86%(9)        2.65%           1.92%
 Net investment income(1)                                  6.00%           6.91%           7.59%
Ratios to average net assets
 Expenses (before interest and other fees related
  to revolving credit facility)(1)                         1.50%(9)        1.39%           1.29%
 Expenses(1)                                               4.10%(9)        3.54%           2.20%
 Net investment income(1)                                  8.60%           9.23%           8.67%
 Portfolio turnover rate                                     68%             90%             82%
 Common shares outstanding at end of period
  (000's)                                               130,206         110,764         109,140

----------
(1)  Annualized for periods less than one year.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3) Total return calculations are attributable to common shareholders. (4) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.
(5) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(6) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                                         YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
---------------------------------------------------------------------------------------------------------------------------
  1996(7)          1995            1994            1993            1992            1991            1990            1989
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$      9.66     $     10.02     $     10.05     $      9.96     $      9.97     $     10.00     $     10.00     $     10.00
       0.89            0.74            0.60            0.60            0.76            0.98            1.06            0.72

      (0.08)           0.07           (0.05)           0.01           (0.02)          (0.05)             --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

       0.81            0.81            0.55            0.61            0.74            0.93            1.06            0.72

      (0.86)          (0.73)          (0.60)          (0.57)          (0.75)          (0.96)          (1.06)          (0.72)
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --           (0.44)             --              --              --              --              --              --

         --              --            0.02            0.05              --              --              --              --

         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$      9.61     $      9.66     $     10.02     $     10.05     $      9.96     $      9.97     $     10.00     $     10.00
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========
$      9.50     $      8.75     $      9.25     $      9.13              --              --              --              --

      19.19%           3.27%(6)        8.06%          10.89%             --              --              --              --
       9.21%           5.24%(6)        6.28%           7.29%           7.71%           9.74%          11.13%           7.35%

$   862,938     $   867,083     $   719,979     $   738,810     $   874,104     $ 1,158,224     $ 1,036,470     $   252,998

         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --

         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --

         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --
         --              --              --              --              --              --              --              --

         --              --              --              --              --              --              --              --
       1.23%           1.30%           1.31%           1.42%           1.42%(2)        1.38%           1.46%(2)        1.18%(2)
       9.23%           7.59%           6.04%           5.88%           7.62%(2)        9.71%          10.32%(2)        9.68%(2)
         88%            108%             87%             81%             53%             55%            100%             49%

     89,794          89,794          71,835          73,544          87,782         116,022         103,660          25,294

----------
(7) ING Investments, LLC, the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(8) The Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(9)  Calculated on total expenses before impact of earnings credits.
* Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
** Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(A) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets including preferred shares would have been 4.86% for the six months ended August 31, 2002.
(B) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets plus borrowings applicable to common shares would have been 5.93% for the six months ended August 31, 2002.
(C) Had the Trust not amortized premiums and accreted discounts, the ratio of net investment income to average net assets applicable to common shares would have been 7.10% for the six months ended August 31, 2002.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

ING Prime Rate Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "`33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     ING Investments, LLC (the "Investment Manager") may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the charactistics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     At February 28, 2002, the Trust had capital loss carryforwards for federal income tax purposes of approximately $125,806,013 which are scheduled to expire through February 28, 2011.

     The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, arrangement fees are treated as discounts and accreted as described in Note 1.H. Arrangement fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of 4 years or the actual term of the loan.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for items such as the treatment of short term capital gains and the amortization of premiums and accretion of discounts. These "book/tax" differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital. During the year ended February 28, 2002 the Trust reclassified $2,580,000 from undistributed net investment income to accumulated net realized loss on investments, to reflect the treatment of permanent book/tax differences.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

     price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

I. RECLASSIFICATION. Under EITF Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Trust's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

NOTE 2 -- INVESTMENTS

For the six months ended August 31, 2002, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $489,984,004 and $558,552,837, respectively. At August 31, 2002, the
Trust held senior loans valued at $1,523,311,257 representing 95.7% of its total investments. The market value of these assets is established as set forth in
Note 1.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                         DATE OF          COST OR
                                                                       ACQUISITION     ASSIGNED BASIS
                                                                       -----------     --------------
Allied Digital Technologies Corporation -- Residual Interest in
 Bankruptcy Estate                                                       06/05/02        $   186,961
American Blind and Wallpaper, Inc. -- Common Stock                       01/12/99                 --
AM Cosmetics Corporation -- Common Stock                                 06/08/99            385,610
AM Cosmetics Corporation -- Preferred Stock                              06/02/99                 --
Arch Wireless Holdings, Inc. -- Common Stock                             07/22/02             68,423
Autotote Systems, Inc. -- Option                                         02/26/97                 --
Boston Chicken, Inc. -- Residual interest in Boston Chicken Trust        12/26/00          8,014,961
Breed Technologies -- Common Stock                                       12/27/00          3,343,665
Capital Tool & Design, Ltd. -- Warrants                                  07/26/96                 --
Casden Properties Corporation -- Preferred Partnership Units             12/31/98                 --
Covenant Care, Inc. -- Warrants                                          12/22/95                 --
Covenant Care, Inc. -- Warrants                                          01/18/02                 --
Decision One Corporation -- Common Stock                                 06/16/00                 --
Electro Mechanical Solutions -- Warrants                                 06/20/00                 --
Euro United Corporation -- Residual Interest in Bankruptcy Estate        06/21/02          4,466,250
Exide Technologies -- Warrants                                           11/30/01                 --
Grand Union Company -- Residual Interest in Bankruptcy Estate            07/01/02              8,198
Holmes Group -- Warrants                                                 10/24/01                 --
Humphry's, Inc. -- Common Stock                                          05/01/02             25,000
Imperial Home Decor Group -- Common Stock                                05/02/01          1,654,378
IHDG Realty -- Common Stock                                              05/02/01                  1
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                    06/05/02            400,069
Morris Material Handling, Inc. -- Common Stock                           01/10/01          3,009,059
MP Holdings, Inc. -- Common Stock                                        03/14/01                  6
Murray's Discount Auto Stores, Inc. -- Warrants                          02/16/99                 --
New World Coffee Manhattan Bagel, Inc. -- Warrants                       09/27/01                 40
Pacific Coin, Inc. -- Common Stock                                       07/09/01                  1
Safelite Glass Corporation -- Common Stock                               09/12/00                 --
Safelite Realty -- Common Stock                                          09/12/00                 --
Scientific Games Corp. -- Common Stock                                   05/11/01                 --
Soho Publishing, Inc. -- Common Stock                                    03/14/01                176
Stellex Aerostructures, Inc. -- Common Stock                             10/17/01            275,767
Tartan Textiles Services, Series D Preferred Stock                       07/17/01          2,227,655
Tartan Textiles Services, Series E Preferred Stock                       07/17/01          2,333,852
Tembec, Inc. -- Conversion rights representing
 Tembec Common Stock Shares                                              01/10/01          1,442,942
U.S. Office Products Company -- Residual Interest in
 Bankruptcy Estate                                                       06/11/02                 --
Vision Twenty-One -- Warrants                                            11/28/00                 --
                                                                                         -----------
Total restricted securities excluding senior loans (market value of
 $37,265,305 was 4.0% of net assets at August 31, 2002)                                  $27,843,014
                                                                                         ===========

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At August 31, 2002, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

          ACCRUED INVESTMENT     ACCRUED ADMINISTRATIVE
            MANAGEMENT FEES               FEES                TOTAL
            ---------------               ----                -----
              $1,083,984                $338,729           $1,422,713

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364-day and a five-year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $540 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2002, was $212 million, at a weighted average interest rate of 2.3%. The amount of borrowings represented 13.2% of total assets at August 31, 2002. Average borrowings for the the six months ended August 31, 2002 were $193,853,261 and the average annualized interest rate was 2.5%.

As of August 31, 2002, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                    $ 1,576,547
Aladdin Gaming, LLC                                                    2,500,000
Aurora Foods, Inc.                                                       342,857
Doshi Diagnostic                                                       1,287,031
Express Scripts, Inc.                                                  2,370,538
Fleming Companies, Inc.                                                1,345,455
Frontiervision Operating Partners, L.P.                                1,296,970
Hilton Hawaiian Village, LLC                                           1,654,412
Huntsman Corporation                                                   2,270,595
Insight Health Services Corp.                                          5,000,000
Lamar Media Corporation                                                6,398,437
Levi Strauss & Co.                                                     6,161,575
Murray's Discount Auto Stores, Inc.                                    3,700,000
Owens -- Illinois, Inc.                                                2,813,151
Packaging Corporation of America                                       2,753,594
Palace Station Hotel and Casino                                        4,904,794
 Relizon Company (The)                                                 6,444,539
Riverwood International Corp.                                          4,638,334
Six Flags Theme Parks, Inc.                                            3,000,000
Waste Connection, Inc.                                                 5,747,126
Western Wireless Corporation                                           6,000,000
                                                                     -----------
                                                                     $72,205,955
                                                                     ===========

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of August 31, 2002, share offerings pursuant to shelf registrations were as follows:

          REGISTRATION              SHARES                SHARES
              DATE                REGISTERED             REMAINING
              ----                ----------             ---------
             6/11/98              15,000,000                    --
             6/19/98              10,000,000             9,730,800
             9/15/98              25,000,000            19,170,354
             3/04/99               5,000,000             3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In the most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the six months ended August 31, 2002.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acqusition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of August 31, 2002, the Trust held 3.2% of its total assets in subordinated loans and unsecured loans.

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of August 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 -- SUBSEQUENT EVENTS

Subsequent to August 31, 2002, the Trust paid to Common Shareholders the following dividends from net investment income:

     PER SHARE AMOUNT    DECLARATION DATE    RECORD DATE    PAYABLE DATE
     ----------------    ----------------    -----------    ------------
         $0.0385            08/30/2002        09/10/2002     09/23/2002
         $0.0375            09/30/2002        10/10/2002     10/22/2002

Subsequent to August 31, 2002, the Trust paid to Preferred Shareholders the following dividends from net investment income:

               TOTAL
PREFERRED   PER SHARE        AUCTION                RECORD                 PAYABLE
 SHARES       AMOUNT          DATES                  DATES                  DATES
 ------       ------          -----                  -----                  -----
Series M      $40.15   09/09/02 to 10/07/02   09/16/02 to 10/11/02   09/17/02 to 10/15/02
Series T      $39.47   09/03/02 to 10/01/02   09/10/02 to 10/08/02   09/11/02 to 10/09/02
Series W      $40.30   09/04/02 to 10/02/02   09/11/02 to 10/09/02   09/12/02 to 10/10/02
Series Th     $39.46   09/05/02 to 10/03/02   09/12/02 to 10/10/02   09/13/02 to 10/11/02
Series F      $41.84   09/06/02 to 10/04/02   09/13/02 to 10/11/02   09/16/02 to 10/15/02

            MANAGEMENT'S ADDITIONAL OPERATING INFORMATION (UNAUDITED)

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; and (iv) the ability to invest up to 5% of its total assets in both subordinated loans and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's managed assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

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TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Trust is managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below:

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INDEPENDENT TRUSTEES:

Paul S. Doherty                     Trustee       10-29-99 to    Mr. Doherty is President           102       Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                      Present        and Partner, Doherty,                        Trustee of The GCG
Scottsdale, Arizona 85258                                        Wallace, Pillsbury and                       Trust (February 2002
Age: 68                                                          Murphy, P.C., Attorneys                      to Present).
                                                                 (1996 to Present); Director
                                                                 of Tambrands, Inc. (1993
                                                                 to 1998); and Trustee of
                                                                 each of the funds
                                                                 managed by Northstar
                                                                 Investment Management
                                                                 Corporation (1993 to
                                                                 1999).

J. Michael Earley                   Trustee       2-26-02 to     President and Chief                102       Mr. Earley is a
7337 E. Doubletree Ranch Rd.                      Present        Executive Officer of                         Trustee of The GCG
Scottsdale, Arizona 85258                                        Bankers Trust Company,                       Trust (1997 to
Age: 57                                                          N.A. (1992 to Present).                      Present).

R. Barbara Gitenstein               Trustee       2-26-02 to     President of the College of        102       Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                      Present        New Jersey (1999 to                          Trustee of The GCG
Scottsdale, Arizona 85258                                        Present); Executive Vice                     Trust (1997 to
Age: 54                                                          President and Provost at                     Present).
                                                                 Drake University (1992 to
                                                                 1998).

Walter H. May                       Trustee       10-29-99 to    Retired. Mr. May was               102       Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.                      Present        formerly Managing                            of the Best Prep
Scottsdale, Arizona 85258                                        Director and Director of                     Charity (1991 to
Age: 65                                                          Marketing for Piper                          Present) and The GCG
                                                                 Jaffray, Inc., an investment                 Trust (February 2002
                                                                 banking/underwriting firm.                   to Present).
                                                                 Mr. May was formerly a
                                                                 Trustee of each of the
                                                                 funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation
                                                                 (1996 to 1999).

Jock Patton                         Trustee       8-28-95 to     Private Investor. Mr. Patton       102       Mr. Patton is a
7337 E. Doubletree Ranch Rd.                      Present        was formerly Director and                    Trustee of The GCG
Scottsdale, Arizona 85258                                        Chief Executive Officer of                   Trust (February 2002
Age: 56                                                          Rainbow Multimedia                           to Present) and
                                                                 Group, Inc. (January 1999                    Director of Hypercom,
                                                                 to December 2001);                           Inc. (January 1999 to
                                                                 Director of Stuart                           Present); JDA Software
                                                                 Entertainment, Inc.;                         Group, Inc. (January
                                                                 Director of Artisoft, Inc.                   to Present); Buick of
                                                                 (1994 to 1998); President                    Scottsdale, Inc.;
                                                                 and co-owner of StockVal,                    National Airlines,
                                                                 Inc. (November 1992 to                       Inc.; BG Associates,
                                                                 June 1997) and a Partner                     Inc.; BK
                                                                 and Director at Streich,                     Entertainment, Inc.;
                                                                 Lang P.A. (1972 to 1993).                    and Arizona
                                                                                                              Rotorcraft, Inc.

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--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INDEPENDENT TRUSTEES:

David W.C. Putnam                   Trustee       10-29-99 to    President and Director of          102       Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                      Present        F.L. Putnam Securities                       Trustee of The GCG
Scottsdale, Arizona 85258                                        Company, Inc. and its                        Trust (February 2002
Age: 63                                                          affiliates. Mr. Putnam is                    to Present) and
                                                                 also President, Secretary                    Director of F.L.
                                                                 and Trustee of The                           Putnam Securities
                                                                 Principled Equity Market                     Company, Inc. (June
                                                                 Fund. Mr. Putnam was                         1978 to Present); F.L.
                                                                 formerly a Director/Trustee                  Putnam Investment
                                                                 of Trust Realty Corp.;                       Management Company
                                                                 Anchor Investment Trust;                     (December 2001 to
                                                                 Bow Ridge Mining                             Present); Asian
                                                                 Company and each of the                      American Bank and
                                                                 funds managed by                             Trust Company (June
                                                                 Northstar Investment                         1992 to Present); and
                                                                 Management Corporation                       Notre Dame Health Care
                                                                 (1994 to 1999).                              Center (1991 to
                                                                                                              Present). He is also a
                                                                                                              Trustee of The
                                                                                                              Principled Equity
                                                                                                              Market Fund (November
                                                                                                              1996 to Present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              Present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to Present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              Present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to Present); and
                                                                                                              an Honorary Trustee of
                                                                                                              Mercy Hospital (1973
                                                                                                              to Present).

Blaine E. Rieke                     Trustee       2-26-01 to     General Partner of                 102       Mr. Rieke is a Trustee
7337 E. Doubletree Ranch Rd.                      Present        Huntington Partners, an                      of the Morgan Chase
Scottsdale, Arizona 85258                                        investment partnership                       Trust Co. (January
Age: 69                                                          (1997 to Present). Mr.                       1998 to Present) and
                                                                 Rieke was formerly                           The GCG Trust
                                                                 Chairman and Chief                           (February 2002 to
                                                                 Executive Officer of Firstar                 Present).
                                                                 Trust Company (1973 to
                                                                 1996). Mr. Rieke was
                                                                 formerly the Chairman of
                                                                 the Board and a Trustee of
                                                                 each of the funds
                                                                 managed by ING
                                                                 Investment Management
                                                                 Co. LLC (1998 to 2001).

Roger B. Vincent                    Trustee       2-26-02 to     President of Springwell            102       Mr. Vincent is a
7337 E. Doubletree Ranch Rd.                      Present        Corporation, a corporate                     Trustee of The GCG
Scottsdale, Arizona 85258                                        advisory firm (1989 to                       Trust (1994 to
Age: 57                                                          Present). Mr. Vincent was                    Present) and Director
                                                                 formerly a Director of                       of AmeriGas Propane,
                                                                 Tatham Offshore, Inc.                        Inc. (1998 to Present)
                                                                 (1996 to 2000) and
                                                                 Petrolane, Inc. (1993 to
                                                                 1995).

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--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INDEPENDENT TRUSTEES:

Richard A. Wedemeyer                Trustee       2-26-01 to     Vice President -- Finance          102       Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                      Present        and Administration -- of                     Trustee of Touchstone
Scottsdale, Arizona 85258                                        the Channel Corporation,                     Consulting Group (1997
Age: 66                                                          an importer of specialty                     to Present) and The
                                                                 alloy aluminum products                      GCG Trust (February
                                                                 (1996 to Present). Mr.                       2002 to Present).
                                                                 Wedemeyer was formerly
                                                                 Vice President -- Finance
                                                                 and Administration -- of
                                                                 Performance Advantage,
                                                                 Inc., a provider of training
                                                                 and consultation services
                                                                 (1992 to 1996), and Vice
                                                                 President, Operations and
                                                                 Administration, of Jim
                                                                 Henson Productions (1979
                                                                 to 1997). Mr. Wedemeyer
                                                                 was formerly a Trustee of
                                                                 First Choice Funds (1997 to
                                                                 2001). Mr. Wedemeyer was
                                                                 also a Trustee of each of
                                                                 the funds managed by ING
                                                                 Investment Management
                                                                 Co., LLC (1998 to 2001).

INTERESTED TRUSTEES:

R. Glenn Hilliard(1)                Trustee       2-26-02 to     Chairman and CEO of ING            102       Mr. Hilliard is a
7337 E. Doubletree Ranch Rd.                      Present        Americas and a member of                     Trustee of The GCG t
Scottsdale, Arizona 85258                                        its Americas Executive                       Trus (February 2002 to
Age: 59                                                          Committee (1999 to                           Present); and serves
                                                                 Present). Mr. Hilliard was                   as a member of the
                                                                 formerly Chairman and                        Board of Directors of
                                                                 CEO of ING North America,                    the Clemson University
                                                                 encompassing the U.S.,                       Foundation, the Board
                                                                 Mexico and Canada                            of Councilors for the
                                                                 regions (1994 to 1999).                      Carter Center, Trustee
                                                                                                              of the Woodruff Arts
                                                                                                              Center and sits on the
                                                                                                              Board of Directors for
                                                                                                              the High Museum of
                                                                                                              Art.

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--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INTERESTED TRUSTEES:

Thomas J. McInerney(2)              Trustee       2-26-01 to     Chief Executive Officer,           154       Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                      Present        ING U.S. Financial Services                  as a Director/Trustee
Scottsdale, Arizona 85258                                        (September 2001 to                           of Aeltus Investment
Age: 46                                                          Present) and member of                       Management, Inc. (1997
                                                                 ING Americas Executive                       to Present); and each
                                                                 Committee (2001 to                           of the ING Funds
                                                                 Present); President, Chief                   (February 2001 to
                                                                 Executive Officer and                        Present); the
                                                                 Director of Northern Life                    Ameribest Life
                                                                 Insurance Company (2001                      Insurance Co. (2001 to
                                                                 to Present); and President                   Present); ING
                                                                 and Director of ING Life                     Equitable Life (2001
                                                                 Insurance and Annuity                        to Present); First
                                                                 Company (1997 to                             Columbine Life
                                                                 Present), ING Retirement                     Insurance Co. (2001 to
                                                                 Holdings, Inc. (1997 to                      Present); Golden
                                                                 Present), ING Aeltus                         American Life
                                                                 Holdings Company Inc.                        Insurance Co. (2001 to
                                                                 (2000 to Present), and ING                   Present); ING Life of
                                                                 Retail Holding Company                       Georgia (2001 to
                                                                 (2000 to Present). Mr.                       Present); Midwestern
                                                                 McInerney was formerly                       United Life Insurance
                                                                 General Manager and                          Co.; ReliaStar Life
                                                                 Chief Executive Officer of                   Insurance Co. (2001 to
                                                                 ING Worksite Division                        Present); ING Security
                                                                 (December 2000 to                            Life (2001 to
                                                                 October 2001); President                     Present); Security
                                                                 of Aetna Financial Services                  Connecticut Life
                                                                 (August 1997 to December                     Insurance Co. (2001 to
                                                                 2000); Head of National                      Present); ING
                                                                 Accounts and Core Sales                      Southland Life (2001
                                                                 and Marketing for Aetna                      to Present); ING USG
                                                                 U.S. Healthcare (April 1996                  Annuity (2001 to
                                                                 to March 1997); Head of                      Present); and ING
                                                                 Corporate Strategies for                     United Life (March
                                                                 Aetna Inc. (July 1995 to                     2001 to Present); and
                                                                 April 1996), and has held a                  a Trustee of The GCG
                                                                 variety of line and                          Trust (February 2002
                                                                 corporate staff positions                    to Present). Mr.
                                                                 since 1978.                                  McInerney is a member
                                                                                                              of the Board of the
                                                                                                              National Commission on
                                                                                                              Retirement Policy; the
                                                                                                              Governor's Council on
                                                                                                              Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut; the Board
                                                                                                              of Directors of the
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association; the Board
                                                                                                              of Trustees of the
                                                                                                              Bushnell; the Board
                                                                                                              for the Connecticut
                                                                                                              Forum; and the Board
                                                                                                              of the Metro Hartford
                                                                                                              Chamber of Commerce;
                                                                                                              and is Chairman of
                                                                                                              Concerned Citizens for
                                                                                                              Effective Government.

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--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                       PRINCIPAL               PORFOLIOS IN           OTHER
                                                TERM OF OFFICE       OCCUPATION(S)             FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                POSITION(S)    AND LENGTH OF        DURING THE                OVERSEEN BY          HELD BY
        AND AGE                 HELD WITH TRUST   TIME SERVED       PAST FIVE YEARS               TRUSTEE            TRUSTEE
        -------                 ---------------   -----------       ---------------               -------            -------
INTERESTED TRUSTEES:

John G. Turner(3)                 Chairman and    10-29-99 to    President, Turner                  102       Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.      Trustee         Present        Investment Company                           member of the Board of
Scottsdale, Arizona 85258                                        (January 2002 to Present).                   The GCG Trust. Mr.
Age: 63                                                          Mr. Turner was formerly                      Turner also serves as
                                                                 Vice Chairman of ING                         Director of the Hormel
                                                                 Americas (2000 to 2001);                     Foods Corporation (May
                                                                 Chairman and Chief                           2000 to Present);
                                                                 Executive Officer of                         Shopko Stores, Inc.
                                                                 ReliaStar Financial Corp.                    (August 1999 to
                                                                 and ReliaStar Life                           Present); and M.A.
                                                                 Insurance Company (1993                      Mortenson Co. (March
                                                                 to 2000); Chairman of                        2002 to Present).
                                                                 ReliaStar United Services
                                                                 Life Insurance Company
                                                                 (1995 to 1998); Chairman
                                                                 of ReliaStar Life Insurance
                                                                 Company of New York
                                                                 (1995 to 2001); Chairman
                                                                 of Northern Life Insurance
                                                                 Company (1992 to 2001);
                                                                 Chairman and
                                                                 Director/Trustee of the
                                                                 Northstar affiliated
                                                                 investment companies
                                                                 (1993 to 2001) and
                                                                 Director, Northstar
                                                                 Investment Management
                                                                 Corporation and its
                                                                 affiliates (1993 to 1999).

----------
(1) Mr. Hilliard is an "interested person," as defined in the 1940 Act, because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person," as defined in the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.
(3)  Mr. Turner is an "interested  person," as defined in the 1940 Act,  because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

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                              ING Prime Rate Trust

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TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                              TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                    DURING THE
          AND AGE                HELD WITH THE TRUST            TIME SERVED                   PAST FIVE YEARS
          -------                -------------------            -----------                   ---------------
OFFICERS:

James M. Hennessy              President and Chief         February 2001 - Present   President and Chief Executive Officer,
7337 E. Doubletree Ranch Rd.   Executive Officer                                     ING Capital Corporation, LLC, ING
Scottsdale, Arizona 85258                                                            Funds Services, LLC, ING Advisors, Inc.,
Age: 53                        Chief Operating Officer     June 2000 - Present       ING Investments, LLC, Lexington Funds
                                                                                     Distributor, Inc., Express America TC,
                               Senior Executive            June 2000 - February      Inc. and EAMC Liquidation Corp. (since
                               Vice President              2001                      December 2001); Executive Vice
                                                                                     President and Chief Operating Officer
                               Secretary                   April 1995 - February     ING Quantitative Management, Inc.
                                                           2001                      (since October 2001) and ING Funds
                                                                                     Distributor, LLC (since June 2000).
                                                                                     Formerly, Senior Executive Vice
                                                                                     President (June 2000 - December 2000)
                                                                                     and Secretary (April 1995 - December
                                                                                     2000) ING Capital Corporation, LLC, ING
                                                                                     Funds Services, LLC, ING Investments,
                                                                                     LLC, ING Advisors, Inc., Express America
                                                                                     TC Inc. and EAMC Liquidation Corp.;
                                                                                     and Executive Vice President, ING
                                                                                     Capital Corporation, LLC and its
                                                                                     affiliates (May 1998 - June 2000) and
                                                                                     Senior Vice President, ING Capital
                                                                                     Corporation, LLC and its affiliates (April
                                                                                     1995 - April 1998).

Michael J. Roland              Executive Vice President    February 2002 - Present   Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                               Officer and Treasurer, ING Funds
Scottsdale, Arizona 85258                                                            Services, LLC, ING Funds Distributor,
Age: 44                        Chief Financial Officer     June 1998 - Present       LLC, ING Advisors, Inc., ING
                                                                                     Investments, LLC, ING Quantitative
                               Senior Vice President       June 1998 - February      Management, Inc., Lexington Funds
                                                           2002                      Distributor, Inc., Express America TC,
                                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                                     December 2001). Formerly, Senior Vice
                                                                                     President, ING Funds Services, LLC, ING
                                                                                     Investments, LLC and ING Funds
                                                                                     Distributor, LLC (June 1998 - December
                                                                                     2001) and Chief Financial Officer of
                                                                                     Endeavor Group (April 1997 - June
                                                                                     1998).

Daniel Norman                  Senior Vice President       April 1995 - Present      Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.   Co-Senior Portfolio                                   LLC (since December 1994); ING Funds
Scottsdale, Arizona 85258      Manager                                               Distributor, LLC (since December 1995);
Age: 44                                                                              has served as an officer of other
                               Treasurer                   June 1997 - Present       affiliates of ING since February 1992.

Jeffrey A. Bakalar             Senior Vice President       November 1999 - Present   Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.   Co-Senior Portfolio                                   LLC (since November 1999). Formerly
Scottsdale, Arizona 85258      Manager                                               Vice President and Assistant Portfolio
Age: 42                                                                              Manager, ING Investments, LLC
                                                                                     (February 1998 - November 1999); Vice
                                                                                     President of First National Bank of
                                                                                     Chicago (July 1994 - January 1998).

Curtis F. Lee                  Senior Vice President and   January 2001- Present     Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                  Officer of Senior Loans of ING
Scottsdale, Arizona 85258                                                            Investments, LLC (since August 1999).
Age: 48                                                                              Formerly, held a series of positions with
                                                                                     Standard Chartered Bank in the credit
                                                                                     approval and problem loan
                                                                                     management functions (August 1992 -
                                                                                     June 1999)

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TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                              TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                    DURING THE
          AND AGE                HELD WITH THE TRUST            TIME SERVED                   PAST FIVE YEARS
          -------                -------------------            -----------                   ---------------
OFFICERS:

Robert S. Naka                 Senior Vice President       November 1999 - Present   Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                                         Secretary, ING Funds Services, LLC, ING
Scottsdale, Arizona 85258      Assistant Secretary         July 1996 - Present       Funds Distributor, LLC, ING Advisors,
Age: 39                                                                              Inc., ING Capital Corporation, LLC, ING
                                                                                     Investments, LLC, ING Quantitative
                                                                                     Management, Inc. (since October 2001)
                                                                                     and Lexington Funds Distributor, Inc.
                                                                                     (since December 2001). Formerly, Vice
                                                                                     President, ING Investments, LLC (April
                                                                                     1997 - October 1999), ING Funds
                                                                                     Services, LLC (February 1997 - August
                                                                                     1999) and Assistant Vice President, ING
                                                                                     Funds Services, LLC (August 1995 -
                                                                                     February 1997).

Robyn L. Ichilov               Vice President              November 1997 - Present   Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                         LLC (since October 2001) and ING
Scottsdale, Arizona 85258                                                            Investments, LLC (since August 1997);
Age: 35                                                                              Accounting Manager, ING Investments,
                                                                                     LLC (since November 1995).

Kimberly A. Anderson           Vice President and          February 2001 - Present   Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary                                             Management, Inc. (since October 2001);
Scottsdale, Arizona 85258                                                            Vice President and Assistant Secretary
Age: 38                        Assistant Vice President    November 1999 -           of ING Funds Services, LLC, ING Funds
                               and Assistant Secretary     February 2001             Distributor, LLC, ING Advisors, Inc., ING
                                                                                     Investments, LLC (since October 2001)
                                                                                     and Lexington Funds Distributor, Inc.
                                                                                     (since December 2001). Formerly,
                                                                                     Assistant Vice President of ING Funds
                                                                                     Services, LLC (November 1999 - January
                                                                                     2001) and has held various other
                                                                                     positions with ING Funds Services, LLC
                                                                                     for more than the last five years

Lourdes R. Bernal              Vice President              February 2002 - Present   Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                         (since January 2002). Prior to joining
Scottsdale, Arizona 85258                                                            ING Investments, LLC in 2002, Ms.
Age: 32                                                                              Bernal was a Senior Manager in the
                                                                                     Investment Management Practice,
                                                                                     PricewaterhouseCoopers LLP (July 2000
                                                                                     - December 2001); Manager,
                                                                                     PricewaterhouseCoopers LLP (July 1998
                                                                                     - July 2000); Manager, Coopers &
                                                                                     Lybrand LLP (July 1996 - June 1998).

Todd Modic                     Assistant Vice President    August 2001- Present      Assistant Vice President and Director of
7337 E. Doubletree Ranch Rd.                                                         Financial Reporting of ING Investments,
Scottsdale, Arizona 85258                                                            LLC (since March 2001). Formerly,
Age: 34                                                                              Director of Financial Reporting, Axient
                                                                                     Communications, Inc. (May 2000 -
                                                                                     January 2001) and Director of Finance,
                                                                                     Rural/Metro Corporation (March 1995 -
                                                                                     May 2000).

Maria M. Anderson              Assistant Vice President    August 2001 - Present     Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                         Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                            Formerly, Manager of Fund Accounting
Age: 44                                                                              and Fund Compliance, ING Investments,
                                                                                     LLC (September 1999 - November
                                                                                     2001); Section Manager of Fund
                                                                                     Accounting, Stein Roe Mutual Funds
                                                                                     (July 1998 - August 1999); and Financial
                                                                                     Reporting Analyst, Stein Roe Mutual
                                                                                     Funds (August 1997 - July 1998).

Elliot Rosen                   Senior Vice President       May 2002 - Present        Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                         LLC (since February 1999). Formerly,
Scottsdale, Arizona 85258                                                            Senior Vice President IPS-Sendero (May
Age: 49                                                                              1997 - February 1999) and President of
                                                                                     Sendero, which merged into IPS
                                                                                     (August 1993 - May 1997). .

                              ING Prime Rate Trust

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 PRINCIPAL
                                                              TERM OF OFFICE                   OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                    DURING THE
          AND AGE                HELD WITH THE TRUST            TIME SERVED                   PAST FIVE YEARS
          -------                -------------------            -----------                   ---------------
OFFICERS:

William H. Rivoir III          Senior Vice President and   February 2001 - Present   Senior Vice President and Secretary of
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                   ING Capital Corporation, LLC and ING
Scottsdale, Arizona 85258                                                            Funds Services, LLC (since February
Age: 51                                                                              2001), ING Funds Distributor, LLC, ING
                                                                                     Advisors, Inc., ING Investments, LLC,
                                                                                     and ING Quantitative Management,
                                                                                     Inc. (since October 2001), Lexington
                                                                                     Funds Distributor, Inc., ING Pilgrim
                                                                                     Funding, Inc., Pilgrim America Financial,
                                                                                     Inc., Express America TC, Inc. and EAMC
                                                                                     Liquidation Corp. (since December
                                                                                     2001). Formerly, Senior Vice President
                                                                                     and Assistant Secretary of ING Funds
                                                                                     Services, LLC (since June 1998), ING
                                                                                     Investments, LLC, and Pilgrim America
                                                                                     Financial, Inc. (since February 1999),
                                                                                     Senior Vice President of ING
                                                                                     Investments, LLC (since December 1998)
                                                                                     and Assistant Secretary of ING Funds
                                                                                     Distributor, LLC (since February 1999)
                                                                                     and ING Investments, LLC (since June
                                                                                     1998)

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Prime Rate Trust
1-800-336-3436,
Extension 2217

DISTRIBUTOR

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

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 ING FUNDS                                                 PRTSAR  083102-102902